UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 44.3%
	Australia – 0.1%
5,584	AGL Energy Ltd.	$105,879
13,428	Australian Unity Office Fund - REIT	23,564
47,500	Bendigo and Adelaide Bank Ltd.	420,631
1,818	Newcrest Mining Ltd.	31,912
8,617	Rio Tinto Ltd.	465,657
9,661	Wesfarmers Ltd.	322,266
		1,369,909

	Austria – 0.2%
1,311	Agrana Beteiligungs A.G.	157,643
12,968	Erste Group Bank A.G.	567,607
235	Oberbank A.G.	22,736
4,574	OMV A.G.	284,802
922	Raiffeisen Bank International A.G.*	32,589
1,486	Verbund A.G.	35,179
12,497	Voestalpine A.G.	725,710
		1,826,266

	Belgium – 0.3%
2,800	Ageas	137,697
4,397	Bekaert S.A.	182,853
10,322	Colruyt S.A.	547,143
5,673	Elia System Operator S.A./N.V.	333,720
200	KBC Group N.V.	16,400
24,743	Proximus SADP	848,575
11,339	UCB S.A.	847,702
		2,914,090

	Bermuda – 1.7%
11,359	Arch Capital Group Ltd.*	1,075,584
5,929	Asian Growth Properties Ltd.	3,668
14,636	Assured Guaranty Ltd.	531,433
13,000	Axis Capital Holdings Ltd.	681,070
5,260	Bunge Ltd.	351,947
20,000	China Oriental Group Co., Ltd.	16,049
64,000	CK Infrastructure Holdings Ltd.	544,575
5,595	Credicorp Ltd.	1,180,713
24,971	Everest Re Group Ltd.[1]	5,483,631
18,000	Jardine Matheson Holdings Ltd.	1,127,458
82,000	NWS Holdings Ltd.	149,501
960	Ocean Wilsons Holdings Ltd.	14,314
28,000	Regal Hotels International Holdings Ltd.	21,199
20,354	RenaissanceRe Holdings Ltd.	2,699,958
37,698	Validus Holdings Ltd.	1,853,988
487	White Mountains Insurance Group Ltd.	433,912

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Bermuda (Continued)
6,000	Wing On Co. International Ltd.	$21,084
246,500	Yue Yuen Industrial Holdings Ltd.	882,001
		17,072,085

	Brazil – 0.1%
14,698	Banco do Brasil S.A. - ADR	135,810
25,275	Telefonica Brasil S.A. - ADR[1]	368,004
		503,814

	Canada – 1.8%
13,389	Agnico Eagle Mines Ltd.	585,233
1,900	Artis Real Estate Investment Trust - REIT	20,765
200	Automotive Properties Real Estate Investment Trust - REIT	1,702
20,204	Bank of Montreal	1,555,910
38,824	Bank of Nova Scotia	2,455,618
18,310	BCE, Inc.	875,401
1,500	Calian Group Ltd.	38,833
42,348	Canadian Imperial Bank of Commerce	3,884,511
12,200	Canadian Real Estate Investment Trust - REIT	429,882
2,400	Canadian Tire Corp. Ltd. - Class A1	303,276
1,200	Corby Spirit and Wine Ltd.	20,147
200	Dollarama, Inc.	24,448
39,400	Dream Global Real Estate Investment Trust - REIT	360,361
6,521	Eldorado Gold Corp.	7,369
85	Fairfax Financial Holdings Ltd.*	46,212
2,032	Franco-Nevada Corp.	164,897
5,958	George Weston Ltd.	507,572
2,000	H&R Real Estate Investment Trust - REIT	32,771
10,390	Inovalis Real Estate Investment Trust	81,419
1,800	Killam Apartment Real Estate Investment Trust - REIT	19,742
9,600	Loblaw Cos. Ltd.	505,467
10,318	Magna International, Inc.	577,808
1,300	Northview Apartment Real Estate Investment Trust - REIT	25,574
9,600	Power Financial Corp.	263,039
8,300	Rogers Communications, Inc. - Class B	430,778
36,018	Royal Bank of Canada	2,820,144
29,154	Shaw Communications, Inc. - Class B	649,708
23,159	Toronto-Dominion Bank	1,318,296
		18,006,883

	Cayman Islands – 0.1%
80,466	CK Asset Holdings Ltd.	680,813
12,457	CK Hutchison Holdings Ltd.	157,190
		838,003

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Chile – 0.3%
11,643	Banco de Chile - ADR	$965,903
6,357	Cia Cervecerias Unidas S.A. - ADR	161,976
144,816	Enel Americas S.A. - ADR	1,422,093
42,388	Enel Chile S.A. - ADR[1]	227,624
		2,777,596

	China – 0.5%
4,315,000	Bank of China Ltd. - Class H	2,108,747
36,850	China Construction Bank Corp. - ADR[1]	643,770
4,821	China Telecom Corp. Ltd. - ADR	233,770
6,685	Huaneng Power International, Inc. - ADR	171,470
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,891,516
		5,049,273

	Colombia – 0.1%
22,449	Bancolombia S.A. - ADR	866,756

	Curacao– 0.0%[2]
1,080	Retail Holdings N.V.	22,723
1,833	Schlumberger Ltd.	115,204
		137,927

	Denmark – 0.5%
7,409	Carlsberg A/S - Class B	878,955
16,734	Coloplast A/S - Class B	1,309,605
21,203	GN Store Nord A/S	666,976
773	Harboes Bryggeri A/S	12,795
25,534	Novo Nordisk A/S - ADR	1,321,895
12,136	Novozymes A/S	657,338
2,883	Royal Unibrew A/S	164,641
8,267	William Demant Holding A/S*	227,542
		5,239,747

	Finland – 0.1%
1,685	Aspo Oyj	18,692
1,853	DNA Oyj	32,884
3,884	Elisa Oyj	157,949
22,807	Fortum Oyj	479,304
1,022	Olvi Oyj	34,668
2,401	Orion Oyj - Class A	91,164
6,044	Orion Oyj - Class B	223,248
20,441	Raisio Oyj	88,804
		1,126,713

	France – 0.5%
249	1000mercis	12,625
26,660	AXA S.A.	804,395

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	France (Continued)
146	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	$13,902
4,645	Cie Generale des Etablissements Michelin	673,551
76	Constructions Industrielles de la Mediterranee S.A.	12,122
4,168	Credit Agricole S.A.	70,227
138	Credit Agricole Toulouse 31	16,764
29	Dassault Aviation S.A.	44,516
96	Electricite de Strasbourg S.A.	14,112
12,490	Engie S.A.	218,478
415	Fleury Michon S.A.	21,635
438	Gaumont S.A.	55,902
137	IGE + XAO	21,492
542	L'Oreal S.A.	119,887
915	Metropole Television S.A.	24,054
1,397	Mr Bricolage	24,360
5,619	NetGem S.A.	15,917
255	Pernod Ricard S.A.	39,744
768	PSB Industries S.A.	41,994
461	Sanofi	42,052
31,600	Sanofi - ADR	1,442,224
4,576	Societe BIC S.A.	530,930
369	Societe Fonciere Lyonnaise S.A. - REIT	24,246
6,790	TOTAL S.A. - ADR	383,975
525	Vilmorin & Cie S.A.	49,584
213	Voyageurs du Monde	25,137
		4,743,825

	Germany – 0.6%
1,644	Aareal Bank A.G.	73,076
7,890	Allianz S.E. – ADR[1]	186,007
4,399	Aurubis A.G.	365,508
5,072	BASF S.E. – ADR[1]	142,016
6,924	Beiersdorf A.G.	824,582
11,518	Borussia Dortmund GmbH & Co. KGaA	82,496
5,608	Brown-Forman Corp.*	335,359
351	CECONOMY A.G.	4,608
14,483	Deutsche Post A.G.	689,400
4,155	Fielmann A.G.	362,842
14,914	Freenet A.G.	565,829
111	GK Software A.G.*	15,458
2,059	Henkel A.G. & Co.	251,201
351	METRO A.G.*	6,856
6,963	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,551,725
1,191	MVV Energie A.G.	34,638

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Germany (Continued)
2,854	Salzgitter A.G.	$147,102
		5,638,703

	Guernsey – 0.7%
108,745	Amdocs Ltd.	7,099,961
1,291	PPHE Hotel Group Ltd.	19,162
23,405	Schroder Real Estate Investment Trust Ltd. - REIT	19,071
		7,138,194

	Hong Kong – 1.7%
52	AIA Group Ltd.	424
2,000	Allied Group Ltd.	11,679
322,000	BOC Hong Kong Holdings Ltd.	1,638,697
123,873	China Mobile Ltd. - ADR[1]	6,297,703
58,873	China Unicom Hong Kong Ltd. - ADR*1	857,191
64,000	Chinney Investments Ltd.	30,680
170,500	CLP Holdings Ltd.	1,738,805
5,314	CNOOC Ltd. - ADR	727,168
94,210	Hang Seng Bank Ltd.	2,334,755
13,000	Harbour Centre Development Ltd.	24,468
60,000	Hon Kwok Land Investment Co., Ltd.	37,747
82,200	Hong Kong & China Gas Co., Ltd.	160,750
88,000	Link REIT	787,780
197,058	MTR Corp. Ltd.	1,161,770
46,500	Power Assets Holdings Ltd.	397,641
95,000	Regal Real Estate Investment Trust - REIT	29,131
25,000	Sun Hung Kai Properties Ltd.	409,862
22,200	Swire Properties Ltd.	75,426
		16,721,677

	India – 0.1%
40,054	Infosys Ltd. - ADR[1]	623,240
56,876	Wipro Ltd. - ADR[1]	306,562
		929,802

	Indonesia – 0.1%
34,752	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	1,080,092

	Ireland – 0.1%
2,353	Accenture PLC - Class A	348,268
127,035	Irish Residential Properties REIT PLC	225,500
22,317	Ryanair Holdings PLC*	466,145
		1,039,913

	Isle of Man – 0.0%[2]
13,156	Crossrider PLC*	12,010

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Israel – 0.5%
2,403	Alrov Properties and Lodgings Ltd.	$85,981
17,582	Ashdar Building Co., Ltd.	11,650
9,231	Aspen Group Ltd.	18,857
15,545	Bank Hapoalim B.M.	106,175
17,176	Bank Leumi Le-Israel B.M.	95,394
16,858	Check Point Software Technologies Ltd.*	1,758,121
2,488	Dor Alon Energy in Israel 1988 Ltd.	35,022
3,795	Elbit Systems Ltd.[1]	528,340
493	IES Holdings Ltd.	24,994
186,616	Israel Discount Bank Ltd. - Class A*	529,822
215,630	Isramco Negev 2 L.P.	29,646
3,652	Maabarot Products Ltd.	69,448
332	Malam - Team Ltd.	35,791
12,763	Mediterranean Towers Ltd.	23,122
6,868	Minrav Projects Ltd.	9,111
16,560	Nice Ltd. - ADR[1]	1,449,166
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,668
231	Sano-Brunos Enterprises Ltd.	13,162
3,219	Shalag Industries Ltd.	16,631
13,646	Shufersal Ltd.	92,725
3,000	Strauss Group Ltd.	62,744
3,225	Victory Supermarket Chain Ltd.	39,833
		5,060,403

	Italy – 0.2%
5,092	Banca Mediolanum S.p.A.	42,507
3,971	Enel S.p.A.	25,800
105,702	Iren S.p.A.	324,091
9,624	Luxottica Group S.p.A.	558,912
2,019	Luxottica Group S.p.A. - ADR	117,183
2,700	Orsero S.p.A.*	32,169
281,058	Snam S.p.A.	1,416,181
		2,516,843

	Japan – 3.1%
8,200	ABC-Mart, Inc.	450,640
10,900	Aeon Hokkaido Corp.	67,954
2,200	Alps Logistics Co., Ltd.	17,671
1,500	Aohata Corp.	35,106
4,500	Asahi Holdings, Inc.	79,656
23,835	Astellas Pharma, Inc.	302,999
1,400	Bandai Namco Holdings, Inc.	45,699
3,600	Biofermin Pharmaceutical Co., Ltd.	97,568

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
35,900	Bridgestone Corp.	$1,640,632
700	Bull-Dog Sauce Co., Ltd.	13,901
1,800	Canare Electric Co., Ltd.	40,904
61,767	Canon, Inc.	2,369,112
86,315	Canon, Inc. - ADR[1]	3,311,907
1,100	Choushimaru Co., Ltd.	47,842
1,500	Cota Co., Ltd.	20,078
1,000	Daiichi Kensetsu Corp.	14,127
14,000	Daiichi Sankyo Co., Ltd.	337,415
2,800	Dainichi Co., Ltd.	21,119
800	EAT&Co Ltd.	26,650
800	FamilyMart UNY Holdings Co., Ltd.	54,033
17,400	FUJIFILM Holdings Corp.	712,836
400	Fuso Pharmaceutical Industries Ltd.	10,072
4,000	Gourmet Kineya Co., Ltd.	40,749
8,000	Gunma Bank Ltd.	47,674
50,000	Hachijuni Bank Ltd.	286,875
1,100	Hakuyosha Co., Ltd.	38,069
2,800	Imuraya Group Co., Ltd.	68,442
2,800	Isewan Terminal Service Co., Ltd.	16,918
15,000	Isuzu Motors Ltd.	238,669
1,400	Itochu Techno-Solutions Corp.	58,993
40,800	Japan Post Holdings Co., Ltd.	470,397
6,600	Japan Tobacco, Inc.	218,581
300	JFE Container Co., Ltd.	12,857
4,000	Jichodo Co., Ltd.	62,154
2,700	Jolly - Pasta Co., Ltd.	38,959
2,500	Kakiyasu Honten Co., Ltd.	52,360
1,000	Kao Corp.	66,300
500	Kato Sangyo Co., Ltd.	18,052
14,249	KDDI Corp.	406,609
5,400	KDDI Corp. - ADR	76,545
5,600	Keiyo Co., Ltd.	35,603
10,400	King Co., Ltd.	61,451
14,100	Kirin Holdings Co., Ltd.	330,036
15,000	Kitano Construction Corp.	54,962
9,100	Kyocera Corp.	643,087
2,000	Kyokuyo Co., Ltd.	68,590
5,000	Makita Corp.	207,297
72,000	Marubeni Corp.	480,621
900	Maxvalu Chubu Co., Ltd.	10,492
1,300	Maxvalu Tohoku Co., Ltd.*	15,524
1,400	McDonald's Holdings Co. Japan Ltd.	61,148
9,400	Medipal Holdings Corp.	182,958

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
1,600	Meiko Construction Co., Ltd.	$15,158
1,000	Meiko Trans Co., Ltd.	10,947
37,000	Mitsubishi Motors Corp.	260,849
38,435	Mitsubishi Tanabe Pharma Corp.	831,005
7,700	Miyoshi Oil & Fat Co., Ltd.	104,114
1,000	Morishita Jintan Co., Ltd.	26,592
1,200	Morozoff Ltd.	79,755
2,200	Mory Industries, Inc.	68,451
1,000	Nakamuraya Co., Ltd.	44,497
2,400	Nakayamafuku Co., Ltd.	16,657
13,600	Nichia Steel Works Ltd.	39,776
400	Nihon Shokuhin Kako Co., Ltd.	8,727
1,100	Niitaka Co., Ltd.	18,160
6,600	Nippon Telegraph & Telephone Corp.	344,547
76,451	Nippon Telegraph & Telephone Corp. - ADR[1]	3,980,039
5,800	Nissin Foods Holdings Co., Ltd.	419,869
2,900	Nissui Pharmaceutical Co., Ltd.	38,577
2,000	Nittobest Corp.	16,354
91,846	NTT DOCOMO, Inc.	2,371,651
30,121	NTT DOCOMO, Inc. - ADR[1]	776,218
2,100	Ohki Healthcare Holdings Co., Ltd.	29,668
9,660	Okinawa Electric Power Co., Inc.	253,223
14,266	Otsuka Holdings Co., Ltd.	632,580
4,100	OUG Holdings, Inc.	99,170
1,000	Ozu Corp.	19,421
5,400	Paris Miki Holdings, Inc.	22,724
1,500	Plant Co., Ltd.	18,135
1,900	Proto Corp.	27,912
1,500	Resol Holdings Co., Ltd.	53,134
527	Rinnai Corp.	47,362
2,000	Rock Paint Co., Ltd.	16,635
900	S&B Foods, Inc.	81,765
800	San Holdings, Inc./Japan	23,223
5,644	Secom Co., Ltd.	422,749
13	Seven & i Holdings Co., Ltd.	538
1,400	Shibusawa Warehouse Co., Ltd.	23,938
6,200	Shidax Corp.	24,735
8,700	Shimamura Co., Ltd.	1,049,100
1,234	Shin-Etsu Chemical Co., Ltd.	130,027
600	Shin-Keisei Electric Railway Co., Ltd.	11,241
14,041	Suntory Beverage & Food Ltd.	607,694
1,532	Suntory Beverage & Food Ltd. - ADR	33,061
1,100	Taiko Bank Ltd.	24,494
1,900	Taiyo Kagaku Co., Ltd.	25,856

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
9,800	Takeda Pharmaceutical Co., Ltd.	$540,628
800	Tobu Store Co., Ltd.	21,431
1,800	Tokio Marine Holdings, Inc.	79,840
300	Tokyo Rakutenchi Co., Ltd.	16,039
14,000	Toyo Suisan Kaisha Ltd.	596,975
6	Toyota Motor Corp.	379
1,437	Toyota Motor Corp. - ADR	181,551
14,500	Trend Micro, Inc.	823,079
9,100	Tsumura & Co.	314,768
1,200	Unicafe, Inc.	13,388
13	Unicharm Corp.	341
3,400	Weds Co., Ltd.	22,441
109,803	Yahoo Japan Corp.	504,129
6,586	Yamaguchi Financial Group, Inc.	78,956
2,000	Yamatane Corp.	39,028
2,000	Yamaya Corp.	55,178
2,600	Yamazawa Co., Ltd.	40,238
5,900	Yashima Denki Co., Ltd.	53,358
2,100	Yomeishu Seizo Co., Ltd.	45,900
1,100	Yonkyu Co., Ltd.	13,674
		30,680,542

	Jersey – 0.1%
13,531	Randgold Resources Ltd. - ADR[1]	1,241,605

	Luxembourg – 0.2%
5,808	APERAM S.A.	296,418
12,599	Millicom International Cellular S.A.	825,050
12,878	RTL Group S.A.	1,028,115
1,580	Tenaris S.A. - ADR	46,199
		2,195,782

	Netherlands – 0.1%
36,400	Aegon N.V.	225,316
26,578	ForFarmers N.V.	318,243
10,135	Koninklijke Ahold Delhaize N.V. - ADR	217,193
9,537	Mylan N.V.*	348,387
6,670	Sligro Food Group N.V.	305,094
		1,414,233

	New Zealand – 0.2%
2,870	Abano Healthcare Group Ltd.	18,925
20,000	Arvida Group Ltd.	16,951
4,384	Briscoe Group Ltd.*	9,798
19,158	Contact Energy Ltd.	70,922
1,125	EBOS Group Ltd.	13,431

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	New Zealand (Continued)
37,836	Evolve Education Group Ltd.	$20,689
8,435	Fisher & Paykel Healthcare Corp. Ltd.	75,566
120,276	Genesis Energy Ltd.	195,657
130,844	Goodman Property Trust - REIT	122,472
30,944	Kathmandu Holdings Ltd.	51,818
149,276	Mercury NZ Ltd.	335,679
51,515	Metlifecare Ltd.	212,682
14,272	NEW Zealand King Salmon Investments Ltd.	22,046
46,321	PGG Wrightson Ltd.	18,046
82,191	Property for Industry Ltd.	90,356
24,994	Sanford Ltd.	136,988
284,744	Spark New Zealand Ltd.	706,462
45,654	Stride Property Group	55,232
21,629	Synlait Milk Ltd.*	110,738
18,586	Trustpower Ltd.	73,808
23,846	Warehouse Group Ltd.	33,249
		2,391,515

	Norway – 0.2%
52,217	Norsk Hydro A.S.A.	355,155
2,681	Olav Thon Eiendomsselskap A.S.A.	50,756
55,807	Orkla A.S.A.	559,805
2,026	Oslo Bors VPS Holding A.S.A.	27,153
40,388	Telenor A.S.A.	906,952
3,840	Yara International A.S.A.	170,677
		2,070,498

	Panama – 0.1%
12,070	Carnival Corp.	792,275

	Peru – 0.0%[2]
6,988	Cia de Minas Buenaventura S.A.A. - ADR	97,762

	Portugal – 0.1%
108	F. Ramada Investimentos SGPS S.A.	1,459
32,142	Jeronimo Martins SGPS S.A.	631,338
20,915	REN - Redes Energeticas Nacionais SGPS S.A.	61,364
		694,161

	Singapore – 0.2%
25,000	DBS Group Holdings Ltd.	455,321
7,499	DBS Group Holdings Ltd. - ADR	548,844
32,300	Far East Hospitality Trust - REIT	17,245
22,600	Fraser and Neave Ltd.	43,636
17,600	Hotel Grand Central Ltd.*	18,401
21,300	IREIT Global - REIT	11,945
8,000	Keppel Corp. Ltd.	45,500

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Singapore (Continued)
100,200	Lee Metal Group Ltd.	$28,136
56,000	Singapore Airlines Ltd.	446,791
109,000	Singapore Telecommunications Ltd.	301,933
		1,917,752

	South Korea – 0.3%
50,709	KT Corp. - ADR	791,060
17,122	LG Display Co., Ltd. - ADR	240,735
3,703	Shinhan Financial Group Co., Ltd. - ADR	167,265
62,927	SK Telecom Co., Ltd. - ADR	1,726,717
		2,925,777

	Spain – 0.1%
33,024	Enagas S.A.	969,164
1,024	Industria De Diseno Textil S.A.	36,222
		1,005,386

	Sweden – 0.2%
7,424	Essity A.B. - Class B*	215,854
765	Hufvudstaden A.B. - A Shares	11,993
21,608	ICA Gruppen A.B.	782,167
5,731	Industrivarden A.B. - A Shares	147,133
1,371	Internationella Engelska Skolan i Sverige Holding II A.B.	11,956
19,061	Swedish Match A.B.	721,178
53,934	Telia Co. A.B.	236,841
		2,127,122

	Switzerland – 2.2%
8,985	ABB Ltd.	230,687
328	Barry Callebaut A.G.	610,592
158	Berner Kantonalbank A.G.	28,621
881	BFW Liegenschaften A.G.	38,509
6,892	BKW A.G.	408,300
21,453	Chubb Ltd.	3,263,216
15,845	Coca-Cola HBC A.G.	507,648
105	dormakaba Holding A.G.*	99,536
737	EMS-Chemie Holding A.G.	491,968
633	Flughafen Zuerich A.G.	142,547
141	Forbo Holding A.G.	209,159
6,065	Garmin Ltd.	376,515
81	Intershop Holding A.G.	40,346
1,489	Kuehne + Nagel International A.G.	261,765
6,406	Mobilezone Holding A.G.[1]	79,119
3,063	Nestle S.A.	262,038
47,405	Nestle S.A. - ADR	4,048,861
6,656	Novartis A.G.	571,062

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Switzerland (Continued)
36,440	Novartis A.G. - ADR	$3,126,552
1,968	Roche Holding A.G.	497,343
74,720	Roche Holding A.G. - ADR	2,359,658
20	Romande Energie Holding S.A.	23,252
296	Siegfried Holding A.G.	91,938
7,197	Sonova Holding A.G.	1,146,399
1,052	Swatch Group A.G.	384,436
3,021	Swiss Re A.G.	283,644
1,130	Swisscom A.G.	596,980
15,785	Syngenta A.G. - ADR[1]	1,458,850
227	Zurich Insurance Group A.G.	68,704
2,010	Zurich Insurance Group A.G. - ADR	60,551
		21,768,796

	Taiwan – 1.1%
124,060	Chunghwa Telecom Co., Ltd. - ADR[1]	4,306,123
53,262	Siliconware Precision Industries Co., Ltd. - ADR[1]	441,808
138,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,496,559
353,457	United Microelectronics Corp. - ADR[1]	901,315
		11,145,805

	Thailand – 0.0%[2]
8,280	Kasikornbank PCL - ADR	239,292

	United Kingdom – 1.3%
15,206	A.G. Barr PLC	126,467
24,925	Amino Technologies PLC	63,709
3,567	Animalcare Group PLC	15,558
1,767	Associated British Foods PLC	70,425
2,827	Atlassian Corp. PLC - Class A*	131,993
48,787	Britvic PLC	531,338
5,848	Burberry Group PLC	135,770
2,182	Carnival PLC	141,410
51,243	Carnival PLC - ADR[1]	3,379,988
43,773	Central Asia Metals PLC	151,401
48,688	Centrica PLC	95,189
8,170	Coca-Cola European Partners PLC	318,548
1,133	Diageo PLC	39,172
6,885	Eco Animal Health Group PLC	55,402
3,304	Ensco PLC - Class A1	17,743
7,269	Ergomed PLC*	18,826
5,443	Eurocell PLC	16,007
11,477	Finsbury Food Group PLC	16,142
5,060	Gresham Technologies PLC*	13,084
14,967	Harworth Group PLC	21,456
59,874	HSBC Holdings PLC - ADR[1]	2,972,744
8,159	Inchcape PLC	82,286

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
204,746	ITV PLC	$443,007
260,340	Kingfisher PLC	1,174,473
13,159	Marshall Motor Holdings PLC	28,652
8,055	Microgen PLC	49,402
6,346	Palace Capital PLC	28,737
13,891	Premier Asset Management Group PLC	40,023
1,962	Quixant PLC	10,682
1,343	Reckitt Benckiser Group PLC	117,885
4,070	Reckitt Benckiser Group PLC - ADR[1]	71,408
5,302	Relx PLC	123,876
19,352	Royal Dutch Shell PLC - Class A - ADR	1,240,850
17,713	Shoe Zone PLC	38,927
43,242	SSE PLC	799,000
3,035	Standard Life Aberdeen PLC	17,671
1,638	System1 Group PLC*	8,642
2,086	TBC Bank Group PLC	44,500
5,061	Telecom Plus PLC	81,450
103,050	William Hill PLC	402,888
5,951	Zegona Communications PLC	11,347
		13,148,078

	United States – 24.5%
11,029	3M Co.	2,681,591
10,822	Aaron's, Inc.[1]	408,206
7,272	Adtalem Global Education, Inc.[1]	301,424
17,797	Aetna, Inc.	3,206,663
18,289	Aflac, Inc.	1,602,848
9,921	Agilent Technologies, Inc.	686,930
138,182	AGNC Investment Corp. - REIT	2,749,822
16,102	Allstate Corp.	1,653,031
3,596	Alphabet, Inc. - Class A*	3,726,067
28,163	Altria Group, Inc.	1,910,296
349	Amazon.com, Inc.*	410,686
13,395	AMC Networks, Inc. - Class A*1	690,378
7,386	American Eagle Outfitters, Inc.	118,767
26,664	American Electric Power Co., Inc.	2,069,926
9,218	American Financial Group, Inc.	968,443
25,753	American National Insurance Co.	3,228,139
3,766	AmerisourceBergen Corp.	319,432
450	Analog Devices, Inc.	38,749
26,026	Annaly Capital Management, Inc. - REIT	303,723
10,706	Antero Resources Corp.*	203,414
12,159	Anthem, Inc.	2,856,879
29,642	Apple Hospitality REIT, Inc.	577,426
18,550	Apple, Inc.	3,187,817

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
3,216	AptarGroup, Inc.	$284,327
14,663	Aramark	624,644
2,506	Archer-Daniels-Midland Co.	99,939
58,415	AT&T, Inc.	2,125,138
417	Atmos Energy Corp.	38,485
4,354	Automatic Data Processing, Inc.	498,359
34,062	Avangrid, Inc.[1]	1,807,670
14,055	AVX Corp.	254,958
6,761	Baker Hughes, a GE Co.	201,005
1,938	BancFirst Corp.	110,078
2,329	Bank of Hawaii Corp.[1]	197,686
41,363	Baxter International, Inc.	2,710,517
711	Becton, Dickinson and Co.	162,257
4,803	Berkshire Hathaway, Inc.*	927,027
2,677	Berry Global Group, Inc.*	160,004
5,742	Best Buy Co., Inc.	342,281
2,225	Big Lots, Inc.[1]	131,497
6,977	Bio-Rad Laboratories, Inc. - Class A*	1,892,860
1,631	Black Knight, Inc.*	73,232
2,507	Blue Buffalo Pet Products, Inc.*1	76,990
409	Boeing Co.	113,211
880	BOK Financial Corp.	78,320
11,862	Booz Allen Hamilton Holding Corp.	458,941
1,236	Brighthouse Financial, Inc.*	72,664
841	BWX Technologies, Inc.	52,520
11,689	C.R. Bard, Inc.	3,926,803
983	Cable One, Inc.	675,134
744	Cambridge Bancorp	54,312
15,246	Cboe Global Markets, Inc.	1,881,814
341	CDW Corp.	23,873
41,465	CenterPoint Energy, Inc.	1,244,365
13,649	Cerner Corp.*	964,848
2,871	Chemed Corp.	706,094
10,734	Chemours Co.	551,728
19,469	Chimera Investment Corp. - REIT	356,283
15,401	Church & Dwight Co., Inc.	725,233
1,101	Churchill Downs, Inc.	258,735
8,238	Cigna Corp.	1,744,232
121,582	Cisco Systems, Inc.	4,535,009
9,289	Clorox Co.	1,293,865
6,337	CME Group, Inc.	947,635
17,148	CNA Financial Corp.[1]	932,508
29,117	Coca-Cola Co.	1,332,685
23,364	Colgate-Palmolive Co.	1,692,722

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
3,518	Columbia Property Trust, Inc. - REIT[1]	$80,105
13,208	Comcast Corp. - Class A	495,828
9,457	Commerce Bancshares, Inc.[1]	535,475
19,727	Consolidated Edison, Inc.	1,756,492
626	Cooper Cos., Inc.	150,979
10,529	Cooper Tire & Rubber Co.[1]	386,941
11,062	Costco Wholesale Corp.	2,040,165
5,939	Danaher Corp.	560,404
13,785	Darden Restaurants, Inc.	1,162,351
19,133	Dell Technologies, Inc. - Class V*	1,496,966
41,601	Denbury Resources, Inc.*	72,802
31,342	Dolby Laboratories, Inc. - Class A	1,948,846
11,764	Dr. Pepper Snapple Group, Inc.	1,060,995
36	DST Systems, Inc.	2,253
1,766	DTE Energy Co.	204,097
17,458	Duke Energy Corp.	1,556,904
854	Eastman Chemical Co.	78,884
10,850	eBay, Inc.*	376,169
3,847	Edison International	312,646
1,514	Electronic Arts, Inc.*	161,014
10,805	Eli Lilly & Co.	914,535
1,036	Entegra Financial Corp.*	30,044
44,951	Entergy Corp.	3,887,362
1,601	Erie Indemnity Co. - Class A	198,348
7,478	Estee Lauder Cos., Inc. - Class A	933,479
93,902	Exelon Corp.	3,916,652
15,831	Expeditors International of Washington, Inc.	1,025,532
13,591	Express Scripts Holding Co.*	885,861
32,114	Exxon Mobil Corp.	2,674,775
6,194	F5 Networks, Inc.*1	831,235
6,946	Facebook, Inc. - Class A*	1,230,692
3,465	FedEx Corp.	802,009
18,613	First American Financial Corp.	1,034,697
2,407	First Financial Corp.	116,017
1,115	First Northern Community Bancorp*	14,718
8,919	FLIR Systems, Inc.	415,447
28,105	Flowers Foods, Inc.	561,538
17,701	FNB Corp.	251,177
2,173	FNF Group	87,920
20,081	Foot Locker, Inc.[1]	860,270
339	Fortive Corp.	25,306
3,426	Gap, Inc.	110,694
2,299	General Dynamics Corp.	476,261

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
9,664	General Mills, Inc.	$546,596
27,579	General Motors Co.	1,188,379
18,125	Gilead Sciences, Inc.	1,355,387
527	Granite Point Mortgage Trust, Inc. - REIT	9,460
7,347	H&R Block, Inc.	192,344
3,866	Hancock Holding Co.	198,519
1,395	Hanover Insurance Group, Inc.	150,102
42,135	Hawaiian Electric Industries, Inc.[1]	1,615,877
348	Henry Schein, Inc.*	24,865
5,313	Hershey Co.	589,371
5,973	Hilton Grand Vacations, Inc.*	238,741
7,374	Home Depot, Inc.	1,325,993
829	Honeywell International, Inc.	129,291
17,694	Hormel Foods Corp.[1]	644,946
10,448	Humana, Inc.	2,725,465
1,772	IAC/InterActiveCorp*	225,522
224	ICE Group A.S.	2,935
3,178	IDEXX Laboratories, Inc.*1	497,071
8,604	Ingredion, Inc.	1,191,482
154,676	Intel Corp.	6,935,672
6,975	Intercontinental Exchange, Inc.	498,364
4,757	International Speedway Corp. - Class A1	196,226
53,191	Johnson & Johnson	7,411,102
8,969	JPMorgan Chase & Co.	937,440
13,613	Kimberly-Clark Corp.	1,630,293
486	Kroger Co.	12,568
2,446	Laboratory Corp. of America Holdings*	387,128
7,614	Lamb Weston Holdings, Inc.	413,973
6,463	Lancaster Colony Corp.	861,389
1,399	Landstar System, Inc.	144,377
373	Lincoln National Corp.	28,553
27,940	Live Nation Entertainment, Inc.*	1,267,917
3,306	Lockheed Martin Corp.	1,055,011
83,161	Loews Corp.	4,181,335
1,209	LPL Financial Holdings, Inc.	62,675
4,649	ManpowerGroup, Inc.	599,256
6,082	MasterCard, Inc. - Class A	915,159
421	McCormick & Co., Inc.	43,018
19,290	McDonald's Corp.	3,317,301
40,084	Merck & Co., Inc.	2,215,443
2,038	Mercury General Corp.	111,845
20,757	MetLife, Inc.	1,114,236
1,335	Mettler-Toledo International, Inc.*	839,995
492,731	MFA Financial, Inc. - REIT[1]	3,941,848

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
6,761	Microsoft Corp.	$569,073
1,551	Monsanto Co.	183,545
375	Monster Beverage Corp.*	23,501
1,834	Morningstar, Inc.[1]	169,278
5,429	Motorola Solutions, Inc.	510,923
5,613	MSC Industrial Direct Co., Inc. - Class A	505,563
15,821	MSG Networks, Inc.*1	282,405
690	Murphy USA, Inc.*	54,406
1,128	National HealthCare Corp.	74,843
6,043	National Instruments Corp.	265,590
5,669	NetScout Systems, Inc.*1	176,022
814	NewMarket Corp.[1]	326,023
5,774	NextEra Energy, Inc.	912,523
1,378	NIKE, Inc. - Class B	83,259
843	Northrop Grumman Corp.	259,138
158	NVR, Inc.*	549,050
5,522	Omnicom Group, Inc.[1]	394,492
318	ONE Gas, Inc.	25,202
17,304	Owens & Minor, Inc.[1]	331,199
59,136	Park Hotels & Resorts, Inc. - REIT	1,726,771
5,910	Paychex, Inc.	397,802
4,065	PayPal Holdings, Inc.*	307,842
39,866	People's United Financial, Inc.[1]	758,251
27,012	PepsiCo, Inc.	3,147,438
3,187	PerkinElmer, Inc.	234,818
101,839	Pfizer, Inc.	3,692,682
18,783	PG&E Corp.	1,018,790
16,257	Philip Morris International, Inc.	1,670,407
2,914	Phillips 66	284,290
4,662	Pinnacle Foods, Inc.	271,468
15,059	Pinnacle West Capital Corp.	1,382,567
34,588	PPL Corp.	1,268,342
4,074	Prestige Brands Holdings, Inc.*	184,145
9,943	ProAssurance Corp.	614,975
61,544	Procter & Gamble Co.	5,538,345
27,867	Progressive Corp.	1,481,967
5,683	Prologis, Inc. - REIT[1]	376,385
6,038	Prudential Financial, Inc.	699,442
28,827	Public Service Enterprise Group, Inc.	1,529,561
3,685	QUALCOMM, Inc.	244,463
7,535	Quest Diagnostics, Inc.	741,896
431	Ralph Lauren Corp.	41,010
6,322	Rayonier, Inc. - REIT[1]	199,459
10,337	Raytheon Co.	1,975,918

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
8,284	RCI Hospitality Holdings, Inc.	$272,792
1,959	Reinsurance Group of America, Inc.	317,456
16,773	Republic Services, Inc.	1,089,239
2,143	ResMed, Inc.	183,012
3,545	Royal Gold, Inc.[1]	293,242
1,455	S&P Global, Inc.	240,773
4,912	Sanderson Farms, Inc.	833,517
8,470	Scholastic Corp.	348,286
7,688	Service Corp. International	284,072
1,921	SI Financial Group, Inc.	29,007
39,306	Sirius XM Holdings, Inc.[1]	216,183
405	Six Flags Entertainment Corp.[1]	26,495
11,784	Southern Co.	603,341
6,888	Southern Copper Corp.[1]	289,640
5,571	Southwest Airlines Co.	337,993
3,754	Spectrum Brands Holdings, Inc.[1]	431,260
750	Sprouts Farmers Market, Inc.*	17,535
5,400	Square, Inc. - Class A*	211,788
3,700	Starbucks Corp.	213,934
38,606	Starwood Property Trust, Inc. - REIT[1]	836,978
7,746	Stryker Corp.	1,208,376
7,363	Synopsys, Inc.*	665,468
40,478	Sysco Corp.	2,336,795
3,144	Tech Data Corp.*	304,025
359	Teleflex, Inc.[1]	95,322
3,869	Texas Instruments, Inc.	376,415
2,159	Thor Industries, Inc.	331,514
1,638	Time Warner, Inc.	149,893
6,472	TJX Cos., Inc.	488,960
11,334	Tootsie Roll Industries, Inc.[1]	423,892
14,831	Torchmark Corp.[1]	1,317,734
5,074	Tractor Supply Co.	346,250
13,882	Travelers Cos., Inc.	1,881,983
13,271	Trustmark Corp.[1]	450,418
2,790	Two Harbors Investment Corp. - REIT[1]	44,640
10,206	Tyson Foods, Inc. - Class A	839,443
49,657	U.S. Bancorp	2,738,584
22,730	U.S. Foods Holding Corp.*1	661,898
4,449	UGI Corp.	218,045
2,896	Ulta Beauty, Inc.*	642,072
56,040	Umpqua Holdings Corp.[1]	1,239,044
12,592	United Parcel Service, Inc. - Class B	1,529,298
4,464	United Technologies Corp.	542,153

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
8,195	UnitedHealth Group, Inc.	$1,869,853
1,594	Universal Corp.	85,040
3,885	Universal Health Services, Inc. - Class B	420,940
3,885	Unum Group	219,969
5,676	Valero Energy Corp.	485,979
2,210	Varex Imaging Corp.*	81,925
6,477	Varian Medical Systems, Inc.*	723,805
16,793	Vector Group Ltd.[1]	377,675
841	Vectren Corp.	58,449
867	VeriSign, Inc.*1	99,792
23,353	Verizon Communications, Inc.	1,188,434
238	VF Corp.	17,364
4,836	Visa, Inc. - Class A1	544,485
711	Visteon Corp.*	93,632
20,115	Vistra Energy Corp.	380,173
21,621	Voya Financial, Inc.[1]	955,648
1,487	W.W. Grainger, Inc.	329,088
63,857	Wal-Mart Stores, Inc.	6,208,816
5,006	Walgreens Boots Alliance, Inc.	364,237
15,161	Walt Disney Co.	1,589,176
27,173	Waste Management, Inc.	2,234,979
1,786	Watsco, Inc.[1]	299,155
2,132	WEC Energy Group, Inc.	148,153
2,046	Weis Markets, Inc.	84,234
2,211	WellCare Health Plans, Inc.*	470,921
34,736	Werner Enterprises, Inc.[1]	1,326,915
10,429	Xcel Energy, Inc.	538,241
42,460	Xerox Corp.	1,259,364
47,041	Yum China Holdings, Inc.	1,920,684
5,712	Zimmer Biomet Holdings, Inc.	668,875
12,016	Zoetis, Inc.	868,637
		246,250,972

	Virgin Islands (British) – 0.0%[2]
167	Michael Kors Holdings Ltd.*	9,760
	Total Common Stocks (Cost $375,855,305)	444,727,637

	Exchange-Traded Funds – 24.2%
1,962,303	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	116,168,337
990,621	iShares Edge MSCI Min Vol Global ETF[1]	83,766,912
604,957	iShares MSCI ACWI ETF[1]	43,387,516
	Total Exchange-Traded Funds (Cost $212,149,667)	243,322,765

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	closed-End Mutual Fund – 0.0%[2]
18,708	Ground Rents Income Fund PLC - REIT	$30,045
	Total closed-End Mutual Fund (Cost $32,244)	30,045

	Open-End Mutual Fund – 29.9%
11,495,941	GMO Quality Fund - Class VI3	299,929,109
	Total Open-End Mutual Fund (Cost $246,337,562)	299,929,109

	Preferred Stock – 0.0%[2]
	Germany – 0.0%[2]
5,565	Porsche Automobil Holding S.E.	466,201
	Total Preferred Stock (Cost $254,182)	466,201

	Right – 0.0%[2]
20,915	REN - Redes Energeticas Nacionais SGPS S.A.*	3,734
	Total Right (Cost $—)	3,734

	Short-Term Investments – 13.1%
	Collateral Pool Investments for Securities on Loan – 11.8%
	Collateral Pool Allocation	117,924,436

	Money Market Fund – 1.3%	13,337,971
13,335,304	JPMorgan Prime Money Market Fund - Institutional Shares, 1.19%[4]

	Total Short-Term Investments (Cost $131,262,407)	131,262,407

	Total Investments – 111.5% (Cost $965,891,367)	1,119,741,898

	Liabilities in excess of other assets – (11.5)%	(115,597,286)

	Total Net Assets – 100.0%	$1,004,144,612

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $115,103,607.83.
[2]	Rounds to less than 0.05%.
[3]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov
[4]	The rate is the annualized seven-day yield at period end.

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds – 60.6%
	Alabama – 0.5%
$500,000	Alabama Industrial Development Authority, 6.45% , 12/1/2023, Call 01/5/20181 2	$499,970
500,000	County of Jefferson, AGM, 5.25% , 10/1/2048, Call 10/1/2023	560,945
1,000,000	County of Jefferson, NATL-RE, 5.00% , 04/1/2024, Call 01/5/2018	1,014,500
2,605,000	Jacksonville Public Educational Building Authority, 5.00% , 07/1/2044, Call 07/1/2027	2,943,129
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88% , 04/15/2045, Call 04/15/2025	1,010,890
		6,029,434

	Arizona – 1.4%
500,000	Arizona Health Facilities Authority, 5.00% , 02/1/2043, Call 02/1/2023	530,485
100,000	Arizona Industrial Development Authority, 5.00% , 07/1/2051, Call 07/1/2027[3]	103,223
230,000	Cahava Springs Revitalization District, 7.00% , 07/1/2041, Call 07/1/2027[3]	235,292
1,500,000	County of Pima, 4.00% , 07/1/2023	1,664,190
699,000	Eastmark Community Facilities District #1, 5.20% , 07/1/2039, Call 07/1/2025[3]	694,492
	Industrial Development Authority of the City of Phoenix
580,000	7.00% , 07/1/2022, Call 07/1/2020	635,494
645,000	5.00% , 10/1/2036, Call 10/1/2026	726,225
1,000,000	5.00% , 06/1/2042, Call 06/1/2022	1,091,810
348,652	7.50% , 07/1/2042, Call 07/1/2022 [4]	24,964
	Industrial Development Authority of the County of Pima
655,000	7.00% , 01/1/2022	655,432
500,000	6.75% , 03/1/2034, Call 03/1/2024	528,805
340,000	Industrial Development Authority of the County of Yavapai, 5.13% , 03/1/2042, Call 09/1/2022[3]	342,033
1,000,000	Maricopa County Industrial Development Authority, 2.88% , 07/1/2021 [3]	999,480
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00% , 07/1/2025	2,364,260
920,000	Quechan Indian Tribe of Fort Yuma, 9.75% , 05/1/2025, Call 05/1/2022	1,048,386
1,975,000	Salt Verde Financial Corp., 5.00% , 12/1/2032	2,387,815
1,250,000	State of Arizona, AGM, 5.25% , 10/1/2028, Call 10/1/2019	1,328,450
785,000	Westpark Community Facility District, 5.00% , 07/15/2032, Call 07/15/2026	828,222
		16,189,058

	California – 8.0%
1,000,000	Antelope Valley Healthcare District, 5.25% , 03/1/2036, Call 03/1/2026	1,081,130
3,000,000	Bay Area Toll Authority, 2.22% (SIFMA Municipal Swap Index Yield+125 basis points), 04/1/2036, Call 10/1/2026[5]	3,089,100
1,000,000	Beaumont Financing Authority, 5.00% , 09/1/2045, Call 09/1/2025	1,090,980
1,000,000	California County Tobacco Securitization Agency, 5.13% , 06/1/2038, Call 01/5/2018	999,970

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California (Continued)
$155,000	California Health Facilities Financing Authority, 5.00% , 08/15/2036, Call 08/15/2027	$178,374
	California Municipal Finance Authority
200,000	6.63% , 01/1/2032, Call 01/1/2022 [3]	216,350
500,000	7.00% , 06/1/2034, Call 06/1/2022	570,145
500,000	5.75% , 10/1/2034, Call 10/1/2021	518,745
275,000	5.00% , 04/1/2035, Call 04/1/2025	305,811
905,000	5.00% , 10/1/2035, Call 10/1/2022	970,839
500,000	5.00% , 06/15/2036, Call 06/15/2026 [3]	519,335
150,000	5.00% , 04/1/2041, Call 04/1/2025	162,906
1,585,000	5.00% , 01/1/2042, Call 01/1/2028	1,815,792
1,000,000	5.00% , 07/1/2042, Call 07/1/2027	1,128,060
750,000	5.00% , 06/1/2046, Call 06/1/2026	822,787
	California Pollution Control Financing Authority
1,000,000	5.00% , 07/1/2037, Call 07/1/2022 2 3	1,086,220
250,000	8.00% , 07/1/2039, Call 07/1/2027 2 3	281,917
1,000,000	5.00% , 11/21/2045, Call 01/5/2018 [3]	1,005,010
	California School Finance Authority
1,000,000	5.00% , 08/1/2041, Call 08/1/2025 [3]	1,098,550
500,000	5.00% , 10/1/2042, Call 10/1/2022	519,490
350,000	6.75% , 11/1/2045, Call 11/1/2024 [3]	376,089
980,000	7.00% , 06/1/2047, Call 06/1/2020 [4]	735,000
1,000,000	California State Public Works Board, 5.00% , 10/1/2039, Call 10/1/2024	1,138,440
	California Statewide Communities Development Authority
100,000	5.00% , 11/1/2032, Call 11/1/2027 [3]	111,578
140,000	6.00% , 11/1/2032, Call 11/1/2020	96,600
1,000,000	2.63% , 11/1/2033 [1]	1,013,600
1,000,000	5.00% , 09/1/2037, Call 09/1/2027	1,102,880
230,000	6.25% , 11/1/2042, Call 11/1/2020	158,700
2,005,000	5.25% , 12/1/2044, Call 12/1/2024	2,196,197
100,000	5.00% , 04/1/2047, Call 04/1/2027	113,202
1,000,000	5.50% , 12/1/2054, Call 12/1/2024	1,102,870
1,000,000	5.25% , 12/1/2056, Call 06/1/2026 [3]	1,090,520
850,000	California Statewide Communities Development Authority, AGM, 5.25% , 10/1/2043, Call 10/1/2024	960,542
640,000	City of Fresno Airport Revenue, BAM, 4.75% , 07/1/2027, Call 07/1/2023[2]	706,074
200,000	City of Irvine, 5.00% , 09/2/2042, Call 09/2/2025	220,186
500,000	City of Lathrop, 5.00% , 09/2/2040, Call 09/2/2025	547,625
	City of Roseville
635,000	5.00% , 09/1/2032, Call 09/1/2027	722,573
880,000	5.00% , 09/1/2037, Call 03/1/2018	885,526
550,000	5.00% , 09/1/2047, Call 09/1/2027 [3]	589,391
1,020,000	City of San Juan Bautista, 6.00% , 10/1/2024, Call 10/1/2018	1,059,362

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California (Continued)
$1,900,000	Coast Community College District, AGM, 5.00% , 08/1/2031, Call 08/1/2018	$1,946,911
320,000	Community Development Properties Los Angeles County, Inc., 5.25% , 09/1/2030, Call 09/1/2021	361,005
1,010,000	County of Imperial, 5.00% , 09/1/2036, Call 09/1/2025	1,087,760
250,000	County of Madera, 5.38% , 03/15/2036, Call 03/15/2020	267,250
650,000	County of Sacramento CA, 5.00% , 09/1/2032, Call 09/1/2027	742,911
700,000	County of San Bernardino CA, 4.00% , 09/1/2042, Call 09/1/2024	714,112
80,000	Dublin Community Facilities District Improvement Area No. 1, 5.00% , 09/1/2037, Call 09/1/2027	90,182
	Folsom Ranch Financing Authority
100,000	5.00% , 09/1/2032, Call 09/1/2027	109,348
105,000	5.00% , 09/1/2047, Call 09/1/2027	112,957
500,000	Foothill-Eastern Transportation Corridor Agency, 3.95% , 01/15/2053, Call 07/15/2027[1]	501,970
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00% , 01/15/2035	1,029,200
1,000,000	5.00% , 01/15/2042, Call 01/15/2024	1,119,820
	Golden State Tobacco Securitization Corp.
2,000,000	5.30% , 06/1/2037, Call 06/1/2022	2,017,120
2,500,000	5.13% , 06/1/2047, Call 12/21/2017	2,500,000
945,000	5.75% , 06/1/2047, Call 12/21/2017	952,087
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00% , 09/1/2037, Call 01/5/2018	1,000,950
1,000,000	Independent Cities Finance Authority, 5.00% , 09/15/2036, Call 09/15/2025	1,061,920
265,000	Irvine Unified School District, 5.00% , 09/1/2037, Call 09/1/2027	297,327
1,000,000	Jurupa Public Financing Authority, 5.00% , 09/1/2042, Call 09/1/2024	1,129,670
450,000	Jurupa Unified School District, 5.00% , 09/1/2040, Call 09/1/2025	490,941
1,000,000	Lammersville School District Community Facilities District, 5.30% , 09/1/2030, Call 09/1/2022	1,065,940
500,000	Lynwood Redevelopment Agency, 6.75% , 09/1/2026, Call 09/1/2021	586,575
300,000	M-S-R Energy Authority, 7.00% , 11/1/2034	428,811
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50% , 09/1/2039, Call 09/1/2019	271,175
	National City Community Development Commission
500,000	5.75% , 08/1/2021	573,240
500,000	7.00% , 08/1/2032, Call 08/1/2021	595,430
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88% , 03/1/2032, Call 03/1/2020	163,330
1,000,000	Oakland Unified School District/Alameda County, 6.13% , 08/1/2029, Call 08/1/2019	1,076,480
240,000	Oxnard Financing Authority, 5.00% , 09/2/2033, Call 09/2/2022	255,708
5,000,000	Palomar Health, AGC, 0.00% , 08/1/2032	3,063,550

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California (Continued)
$500,000	Perris Joint Powers Authority, 5.00% , 09/1/2035, Call 09/1/2027	$558,805
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50% , 05/1/2029	2,367,940
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50% , 09/1/2028, Call 09/1/2018	1,557,570
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00% , 10/1/2041, Call 10/1/2023	1,092,700
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00% , 05/15/2041, Call 05/15/2026	2,308,220
500,000	Ridgecrest Redevelopment Agency, 6.13% , 06/30/2037, Call 06/30/2020	542,460
733,000	River Rock Entertainment Authority, 8.00% , 11/1/2018, Call 01/5/2018[4]	183,250
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00% , 10/1/2030, Call 10/1/2024	799,611
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25% , 12/1/2026	3,109,750
1,230,000	Sacramento Municipal Utility District, AGM, 5.00% , 08/15/2022, Call 08/15/2018	1,263,124
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50% , 06/1/2037	2,106,209
1,000,000	San Francisco City & County Redevelopment Agency, 6.63% , 08/1/2041, Call 02/1/2021	1,155,470
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00% , 01/15/2044, Call 01/15/2025	2,351,475
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00% , 01/15/2034	40,826
1,125,000	San Jose Redevelopment Agency, NATL, 4.90% , 08/1/2033, Call 01/5/2018	1,127,959
500,000	San Marcos Public Facilities Authority, 5.00% , 09/1/2035, Call 09/1/2022	537,000
965,000	San Marcos Public Facilities Authority, AGM, 5.00% , 09/1/2033, Call 09/1/2024	1,093,934
	Santa Ana Financing Authority, NATL-RE
500,000	6.25% , 07/1/2024	594,060
500,000	6.25% , 07/1/2024	599,520
460,000	Santaluz Community Facilities District No. 2, 5.10% , 09/1/2030, Call 09/1/2021	506,603
490,000	Semitropic Improvement District, 5.00% , 12/1/2038, Call 12/1/2019	523,026
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00% , 10/1/2034, Call 10/1/2024	1,051,800
	Southern California Public Power Authority
565,000	5.00% , 11/1/2029	674,311
1,100,000	5.00% , 11/1/2033	1,333,024
970,000	Stockton Public Financing Authority, NATL-RE, 4.50% , 08/1/2031, Call 01/5/2018	970,068
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25% , 09/1/2028, Call 09/1/2022	1,082,150
100,000	Temecula Public Financing Authority, 5.75% , 09/1/2032, Call 09/1/2027[3]	101,030

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California (Continued)
$1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25% , 08/1/2036, Call 01/5/2018	$1,016,540
	Tobacco Securitization Authority of Southern California
500,000	5.00% , 06/1/2037, Call 12/21/2017	501,230
1,000,000	5.13% , 06/1/2046, Call 12/21/2017	1,001,460
1,080,000	Tustin Community Redevelopment Agency, 5.00% , 09/1/2032, Call 09/1/2018	1,130,933
1,000,000	Westminster Redevelopment Agency, 5.75% , 11/1/2036, Call 11/1/2021	1,139,070
		92,423,274

	Colorado – 3.1%
500,000	Amber Creek Metropolitan District, 5.00% , 12/1/2037, Call 12/1/2022	499,985
	Cathedral Pines Metropolitan District
580,000	5.00% , 12/1/2031, Call 12/1/2026	621,180
1,905,000	5.00% , 12/1/2046, Call 12/1/2026	1,983,372
500,000	Centerra Metropolitan District No. 1, 5.00% , 12/1/2047, Call 12/1/2022[3]	514,595
	Central Platte Valley Metropolitan District
625,000	5.63% , 12/1/2038, Call 12/1/2023	706,312
500,000	5.00% , 12/1/2043, Call 12/1/2023	531,330
1,000,000	Cimarron Metropolitan District, 6.00% , 12/1/2022, Call 01/5/2018	999,950
1,710,000	City & County of Denver Co., 5.00% , 10/1/2032, Call 10/1/2023[2]	1,855,538
500,000	City Center West Residential Metropolitan District, 6.25% , 12/1/2044, Call 12/1/2019	487,285
	Colorado Educational & Cultural Facilities Authority
500,000	5.00% , 12/15/2028, Call 12/15/2025 [3]	548,800
550,000	4.75% , 04/1/2030, Call 04/1/2022	570,411
1,000,000	6.00% , 12/15/2037, Call 12/15/2024	989,650
465,000	6.75% , 04/1/2040, Call 04/1/2018 [3]	465,525
500,000	6.25% , 11/1/2040, Call 11/1/2020	521,365
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00% , 08/15/2034, Call 08/15/2024	109,300
500,000	4.00% , 10/1/2039, Call 10/1/2024	511,075
500,000	5.13% , 12/1/2039, Call 12/1/2019	509,515
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25% , 03/1/2025	1,195,130
	Colorado Health Facilities Authority
1,350,000	6.75% , 06/1/2032, Call 06/1/2022 [4]	949,279
500,000	5.00% , 01/15/2035, Call 01/15/2026	574,245
500,000	5.00% , 06/1/2036, Call 06/1/2027	559,700
1,000,000	7.75% , 08/1/2039, Call 08/1/2019	1,099,870
500,000	8.00% , 08/1/2043, Call 02/1/2024	579,480
2,000,000	5.00% , 05/15/2045, Call 05/15/2025	2,206,460
500,000	Colorado Health Facilities Authority, AGM, 5.50% , 05/15/2030, Call 05/15/2019	527,340

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Colorado (Continued)
$500,000	Colorado High Performance Transportation Enterprise, 5.00% , 12/31/2047, Call 12/31/2024	$547,285
	Denver Convention Center Hotel Authority
500,000	5.00% , 12/1/2034, Call 12/1/2026	568,165
550,000	5.00% , 12/1/2040, Call 12/1/2026	617,678
1,470,000	Denver Health & Hospital Authority, 5.00% , 12/1/2039, Call 12/1/2023	1,587,424
250,000	Denver International Business Center Metropolitan District No. 1, 5.38% , 12/1/2035, Call 12/1/2020	259,315
1,000,000	E-470 Public Highway Authority, NATL, 0.00% , 09/1/2037, Call 09/1/2026	415,220
	E-470 Public Highway Authority, NATL-RE
320,000	0.00% , 09/01/2028, Call 09/1/2020	193,251
480,000	0.00% , 09/01/2030	318,307
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75% , 03/1/2032, Call 03/1/2020	250,288
1,010,000	Harvest Junction Metropolitan District, 5.38% , 12/1/2037, Call 12/1/2022	1,055,076
750,000	Heritage Todd Creek Metropolitan District, 6.13% , 12/1/2044, Call 12/1/2024	766,867
500,000	Leyden Ranch Metropolitan District, 5.13% , 12/1/2047, Call 12/1/2022	518,390
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25% , 12/1/2036	225,000
10,000	Mount Carbon Metropolitan District, 7.00% , 06/1/2043	9,000
155,000	North Range Metropolitan District No. 1, 5.00% , 12/1/2038, Call 12/1/2025	170,632
2,000,000	Prairie Center Metropolitan District No. 3, 5.00% , 12/15/2041, Call 12/15/2026[3]	2,052,540
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75% , 12/1/2039, Call 12/1/2020	1,141,992
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00% , 12/1/2042, Call 12/1/2027	488,410
1,000,000	Regional Transportation District, 6.00% , 01/15/2041, Call 07/15/2020	1,094,110
	Southglenn Metropolitan District
1,000,000	3.00% , 12/1/2021	1,000,390
500,000	3.50% , 12/1/2026, Call 12/1/2021	489,410
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25% , 12/1/2034	1,475,000
125,000	Sterling Hills West Metropolitan District, 5.00% , 12/1/2039, Call 12/1/2027	138,140
575,000	Water Valley Metropolitan District No. 2, 5.25% , 12/1/2040, Call 12/1/2026	617,596
		36,116,178

	Connecticut – 0.4%
500,000	Connecticut State Development Authority, 7.95% , 04/1/2026, Call 01/5/2018[2]	484,885
	Connecticut State Health & Educational Facility Authority
1,000,000	4.00% , 07/1/2018	1,013,380

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Connecticut (Continued)
$90,000	5.00% , 07/1/2037, Call 07/1/2027	$103,428
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25% , 01/1/2033, Call 01/22/2018[3]	1,001,860
2,000,000	State of Connecticut, 1.74% (SIFMA Municipal Swap Index Yield+77 basis points), 09/15/2018 [5]	2,005,640
		4,609,193

	Delaware – 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75% , 09/1/2035, Call 03/1/2025[3]	1,011,250

	District of Columbia – 0.1%
125,000	District of Columbia, 5.00% , 07/1/2037, Call 07/1/2024	133,016
655,000	Metropolitan Washington Airports Authority, 5.00% , 10/1/2044, Call 10/1/2024[2]	735,709
		868,725

	Florida – 3.6%
945,000	Ave Maria Stewardship Community District, 6.70% , 05/1/2042, Call 05/1/2022	973,170
895,000	Beeline Community Development District, 7.00% , 05/1/2037, Call 05/1/2018	909,025
920,000	Boggy Creek Improvement District, 5.13% , 05/1/2043, Call 05/1/2023	931,436
100,000	Bonterra Community Development District, 4.13% , 05/1/2047, Call 05/1/2028	96,929
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00% , 10/1/2031, Call 01/5/2018	1,356,291
	Capital Trust Agency, Inc.
500,000	4.38% , 06/15/2027 [3]	494,050
855,000	5.35% , 07/1/2029, Call 07/1/2020	895,108
140,000	5.00% , 10/15/2037, Call 10/15/2027 [3]	142,723
100,000	Century Gardens at Tamiami Community Development District, 4.25% , 05/1/2037, Call 05/1/2026	103,238
	City of Lakeland
540,000	5.00% , 09/1/2037, Call 09/1/2022	579,960
2,435,000	5.00% , 11/15/2045, Call 11/15/2024	2,696,446
500,000	County of Bay, 5.00% , 09/1/2043, Call 09/1/2023	513,000
1,740,000	County of Miami-Dade Aviation Revenue, 5.00% , 10/1/2033, Call 10/1/2024[2]	1,978,571
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00% , 10/1/2028, Call 10/1/2019	1,474,752
3,000,000	County of Palm Beach, 5.00% , 05/1/2028, Call 05/1/2026	3,613,440
130,000	Fiddlers Creek Community Development District No. 1, 4.00% , 05/1/2021	128,408
	Florida Development Finance Corp.
750,000	6.25% , 07/1/2034, Call 07/1/2024	773,970
2,000,000	7.63% , 06/15/2041, Call 06/15/2021	2,228,120

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Florida (Continued)
$1,000,000	FSU Financial Assistance, Inc., 5.00% , 10/1/2030, Call 10/1/2022	$1,115,830
500,000	Grand Bay at Doral Community Development District, 5.00% , 05/1/2039, Call 05/1/2024	505,990
1,000,000	Greater Orlando Aviation Authority, 5.00% , 11/15/2036, Call 05/15/2023[2]	1,048,990
1,000,000	Hernando County School District, AGM, 5.00% , 07/1/2031, Call 07/1/2026	1,165,830
1,000,000	Jacksonville Housing Finance Authority, 0.85% , 08/1/2018	996,990
	Lake Ashton Community Development District
170,000	5.00% , 05/1/2025	174,435
430,000	5.00% , 05/1/2037, Call 05/1/2025	414,460
1,680,000	Lakeside Community Development District, 5.50% , 05/1/2035, Call 05/1/2025	1,721,933
705,000	Lakewood Ranch Stewardship District, 4.88% , 05/1/2045, Call 05/1/2025	711,296
100,000	Lee County Industrial Development Authority, 5.75% , 06/15/2042, Call 06/15/2022	100,909
915,000	Majorca Isles Community Development District, 5.38% , 05/1/2035, Call 05/1/2026	933,236
	Mediterra South Community Development District
95,000	5.10% , 05/1/2031, Call 05/1/2022	102,688
385,000	5.00% , 05/1/2034, Call 05/1/2023	366,347
	Miami Beach Health Facilities Authority
1,500,000	4.25% , 11/15/2034, Call 11/15/2019	1,506,645
1,000,000	5.00% , 11/15/2039, Call 11/15/2024	1,082,160
	Miami-Dade County Industrial Development Authority
630,000	5.00% , 09/15/2034, Call 09/15/2024	681,956
500,000	5.75% , 11/1/2036, Call 11/1/2026 [3]	512,575
220,000	5.25% , 09/15/2044, Call 09/15/2024	235,772
1,000,000	Northern Palm Beach County Improvement District, 5.00% , 08/1/2034, Call 08/1/2024	1,052,520
	Palm Beach County Health Facilities Authority
525,000	6.75% , 06/1/2024, Call 06/1/2022	627,637
850,000	5.00% , 12/1/2031, Call 12/1/2024	940,678
500,000	5.00% , 11/1/2043, Call 11/1/2022	529,375
750,000	Pinellas County Educational Facilities Authority, 6.50% , 10/1/2031, Call 10/1/2021	840,405
1,500,000	Reedy Creek Improvement District, 5.00% , 06/1/2035, Call 06/1/2026	1,749,090
100,000	Stonebrier Community Development District, 4.00% , 05/1/2037, Call 05/1/2026	100,281
100,000	Stoneybrook South at Championsgate Community Development District, 5.00% , 12/15/2047, Call 12/15/2028	102,039
815,000	Tolomato Community Development District, 5.40% , 05/1/2037, Call 01/5/2018	815,831
135,000	Turtle Run Community Development District, 5.00% , 05/1/2037, Call 05/1/2028[3]	143,791

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Florida (Continued)
$470,000	Verandah West Community Development District, 5.00% , 05/1/2033, Call 05/1/2023	$477,990
925,000	Wentworth Estates Community Development District, 5.63% , 05/1/2037, Call 01/5/2018	925,046
		41,571,362

	Georgia – 1.2%
1,000,000	Atlanta Development Authority, 7.00% , 01/1/2040, Call 01/1/2028	1,043,480
1,500,000	Burke County Development Authority, 2.05% , 10/1/2032 [1]	1,497,720
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25% , 11/1/2034, Call 11/1/2019	176,337
85,000	5.25% , 11/1/2034, Call 11/1/2019	90,393
	Fulton County Development Authority
500,000	5.00% , 04/1/2037, Call 04/1/2027	569,545
1,000,000	6.50% , 04/1/2043, Call 04/1/2023	984,030
750,000	Gainesville & Hall County Development Authority, 6.63% , 11/15/2039, Call 11/15/2019	822,263
230,000	Georgia Housing & Finance Authority, 3.70% , 12/1/2025, Call 06/1/2020	237,040
1,100,000	Georgia Municipal Association, Inc., 4.00% , 12/1/2024	1,219,383
500,000	Macon-Bibb County Urban Development Authority, 5.00% , 06/15/2027 [3]	521,545
1,000,000	Main Street Natural Gas, Inc., 5.00% , 03/15/2018	1,009,930
500,000	Medical Center Hospital Authority, AGM, 5.00% , 08/1/2041, Call 08/1/2020	534,910
1,325,000	Private Colleges & Universities Authority, 5.00% , 04/1/2044, Call 04/1/2024	1,439,175
600,000	Thomasville Hospital Authority, 5.25% , 11/1/2035, Call 11/1/2020	661,500
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00% , 10/1/2041, Call 10/1/2021	2,702,550
		13,509,801

	Guam – 0.6%
250,000	Guam Department of Education, 6.88% , 12/1/2040, Call 12/1/2020	262,500
	Guam Government Waterworks Authority
500,000	5.25% , 07/1/2033, Call 07/1/2023	547,565
1,000,000	5.00% , 07/1/2035, Call 07/1/2024	1,082,810
450,000	5.63% , 07/1/2040, Call 07/1/2020	492,588
	Territory of Guam
1,000,000	5.00% , 12/1/2034, Call 12/1/2026	1,104,300
245,000	5.00% , 01/1/2037, Call 01/1/2022	257,887
1,400,000	5.00% , 11/15/2039, Call 11/15/2025	1,520,274
1,000,000	7.00% , 11/15/2039, Call 11/15/2019	1,102,090
		6,370,014

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Hawaii – 0.0% [6]
$500,000	Hawaii Housing Finance & Development Corp., 6.75% , 05/1/2047, Call 05/1/2022	$544,575

	Idaho – 0.1%
	Idaho Housing & Finance Association
1,225,000	5.00% , 07/15/2027, Call 07/15/2019	1,291,677
250,000	6.00% , 06/1/2038, Call 06/1/2018	252,322
		1,543,999

	Illinois – 7.7%
	Chicago Board of Education
100,000	5.75% , 04/1/2034, Call 04/1/2027	115,610
2,435,000	5.00% , 12/1/2034, Call 12/1/2027	2,500,526
1,000,000	1.80% (SIFMA Municipal Swap Index Yield+83 basis points), 03/1/2036, Call 01/5/2018 [5]	995,620
1,000,000	6.10% , 04/1/2036, Call 04/1/2027	1,191,240
180,000	5.00% , 04/1/2037, Call 04/1/2027	195,638
500,000	5.25% , 12/1/2039, Call 12/1/2024	519,240
500,000	5.00% , 12/1/2042, Call 12/1/2022	506,605
1,950,000	7.00% , 12/1/2044, Call 12/1/2025	2,289,924
1,100,000	6.00% , 04/1/2046, Call 04/1/2027	1,293,182
1,000,000	Chicago Board of Education, NATL, 0.00% , 12/1/2022	845,110
2,500,000	Chicago O'Hare International Airport, 5.00% , 01/1/2046, Call 01/1/2025	2,796,250
680,000	Chicago Park District, 5.00% , 11/15/2024	795,824
	Chicago Transit Authority
475,000	5.25% , 12/1/2030, Call 12/1/2021	516,230
2,500,000	5.00% , 12/1/2046, Call 12/1/2026	2,754,700
	City of Chicago
615,000	4.50% , 01/1/2021, Call 01/1/2020	642,761
1,000,000	5.00% , 01/1/2024	1,089,990
1,000,000	5.25% , 01/1/2035, Call 01/1/2021	1,032,000
1,000,000	5.50% , 01/1/2035, Call 01/1/2025	1,081,370
2,380,000	6.00% , 01/1/2038, Call 01/1/2027	2,733,335
500,000	5.50% , 01/1/2040, Call 01/1/2025	539,410
900,000	5.00% , 01/1/2041, Call 01/1/2022	934,533
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00% , 01/1/2029, Call 01/1/2024	1,062,290
665,000	City of Chicago Wastewater Transmission Revenue, 5.00% , 01/1/2034, Call 01/1/2025	725,276
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00% , 11/1/2028, Call 11/1/2024	1,129,920
5,000	City of Chicago, AMBAC, 5.00% , 01/1/2042, Call 01/5/2018	5,017
	County of Cook
700,000	5.00% , 11/15/2021, Call 11/15/2019	739,487
1,000,000	5.25% , 11/15/2022, Call 11/15/2020	1,087,760

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Illinois (Continued)
$1,500,000	6.50% , 10/15/2040, Call 10/15/2020 [1]	$1,620,690
	Illinois Educational Facilities Authority
570,000	3.90% , 11/1/2036, Call 11/1/2027	571,060
2,000,000	4.50% , 11/1/2036, Call 11/1/2024	2,095,440
	Illinois Finance Authority
700,000	5.00% , 08/1/2026	804,300
235,000	5.00% , 08/15/2026, Call 08/15/2020	254,576
465,000	5.00% , 08/15/2026, Call 08/15/2020	499,554
425,000	5.00% , 08/1/2027	491,168
465,000	5.00% , 11/1/2027, Call 11/1/2019	496,248
500,000	5.00% , 08/1/2028, Call 08/1/2027	573,355
665,000	6.38% , 11/1/2029, Call 05/1/2019	708,937
600,000	5.75% , 10/1/2032, Call 10/1/2022	634,824
670,000	5.00% , 03/1/2033, Call 03/1/2027	766,949
1,000,000	5.00% , 08/1/2033, Call 08/1/2024	1,136,920
315,000	5.00% , 02/15/2034, Call 02/15/2027	350,296
500,000	5.00% , 03/1/2034, Call 03/1/2027	569,345
2,000,000	4.00% , 07/1/2034, Call 01/1/2026	2,104,300
500,000	7.75% , 08/15/2034, Call 08/15/2019	551,090
1,000,000	5.00% , 04/1/2036, Call 01/5/2018	990,460
500,000	5.63% , 02/15/2037, Call 01/5/2018	500,215
1,000,000	6.88% , 08/15/2038, Call 08/15/2019	1,087,590
300,000	6.50% , 10/15/2040, Call 10/15/2020 [1]	324,138
550,000	5.00% , 09/1/2042, Call 09/1/2024	579,194
1,925,000	5.00% , 09/1/2046, Call 09/1/2026	2,096,845
1,000,000	5.00% , 12/1/2047, Call 12/1/2027	1,053,870
1,000,000	6.00% , 10/1/2048, Call 10/1/2022	1,049,740
500,000	Illinois Finance Authority, AGC, 5.25% , 08/15/2033, Call 08/15/2018	513,875
	Illinois Finance Authority, AGM
55,000	5.00% , 05/15/2019, Call 05/15/2018	55,911
250,000	5.25% , 03/1/2030, Call 03/1/2020	270,122
2,000,000	Illinois Housing Development Authority, 1.33% , 02/1/2020, Call 04/1/2018[1]	1,999,100
485,000	Illinois Sports Facilities Authority, 5.00% , 06/15/2021	509,289
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25% , 06/15/2032, Call 06/15/2024	1,103,210
5,000,000	Illinois State Toll Highway Authority, AGM, 1.00% , 01/1/2031, Call 12/5/2017[1]	5,000,000
840,000	Lake County Township High School District No. 121, 4.00% , 03/1/2019	864,461
435,000	Lombard Public Facilities Corp., 2.10% , 01/1/2036, Call 01/5/20184*	121,800
530,000	Metropolitan Pier & Exposition Authority, 5.00% , 06/15/2057, Call 12/15/2027	569,787
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00% , 06/15/2029	615,060

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Illinois (Continued)
$3,300,000	0.00% , 12/15/2030	$1,885,983
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00% , 12/15/2028, Call 06/15/2022	1,718,448
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00% , 12/1/2041, Call 12/1/2026	2,140,991
500,000	Quad Cities Regional Economic Development Authority, 4.75% , 10/1/2032, Call 10/1/2022	530,785
	Railsplitter Tobacco Settlement Authority
780,000	5.25% , 06/1/2021	878,007
1,000,000	6.25% , 06/1/2024, Call 12/26/2017	1,052,440
1,000,000	Round Lake IL Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00% , 03/1/2033, Call 03/1/2027	1,029,580
1,000,000	Southwestern Illinois Development Authority, 7.13% , 11/1/2043, Call 11/1/2023	1,288,750
	State of Illinois
735,000	5.00% , 01/1/2019	756,418
500,000	5.00% , 03/1/2024, Call 03/1/2022	527,080
1,000,000	5.00% , 11/1/2025	1,077,020
1,500,000	5.50% , 07/1/2026, Call 07/1/2023	1,655,505
2,000,000	3.00% , 06/15/2033, Call 06/15/2026	1,806,020
500,000	5.00% , 03/1/2037, Call 03/1/2022	513,600
1,000,000	4.25% , 12/1/2037, Call 12/1/2027	973,840
1,500,000	5.00% , 02/1/2039, Call 02/1/2024	1,551,270
385,000	State of Illinois, AMBAC, 6.25% , 12/15/2020	400,358
2,000,000	State of Illinois, BAM, 4.00% , 06/15/2030, Call 06/15/2026	2,123,200
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00% , 01/01/2031	256,113
250,000	0.00% , 01/01/2032	108,303
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00% , 01/1/2024	1,085,629
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00% , 01/1/2027, Call 01/1/2023	1,090,040
930,000	Wonder Lake Village Special Service Area No. 1, 4.50% , 03/1/2034, Call 03/1/2025	910,833
		89,012,780

	Indiana – 0.9%
1,000,000	City of Rockport, 7.00% , 06/1/2028, Call 02/1/2022[2]	1,025,880
1,500,000	City of Whiting, 1.72% (SIFMA Municipal Swap Index Yield+75 basis points), 12/1/2044, Call 06/3/20192 5	1,501,980
1,000,000	Indiana Bond Bank, 5.25% , 10/15/2018	1,032,930
	Indiana Finance Authority
505,000	6.00% , 12/1/2019	527,599
550,000	6.00% , 12/1/2026, Call 06/1/2020	561,055

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Indiana (Continued)
$2,000,000	5.00% , 02/1/2030, Call 02/1/2028	$2,474,380
250,000	5.25% , 11/1/2039, Call 11/1/2019	267,280
1,960,000	Michigan City School Building Corp., 5.00% , 01/15/2025	2,305,665
500,000	Town of Shoals, 7.25% , 11/1/2043, Call 11/1/2023[2]	569,225
		10,265,994

	Iowa – 0.8%
	Iowa Finance Authority
1,750,000	5.25% , 12/1/2025, Call 12/1/2023	1,862,647
2,500,000	4.75% , 08/1/2042, Call 08/1/2022	2,572,425
250,000	Iowa Finance Authority, AGC, 5.25% , 08/15/2029, Call 08/15/2019	265,343
500,000	Iowa Higher Education Loan Authority, 6.00% , 10/1/2031, Call 10/1/2021	543,050
	Iowa Student Loan Liquidity Corp.
2,005,000	4.63% , 12/1/2019 [2]	2,057,030
650,000	5.50% , 12/1/2025, Call 12/1/2019	689,741
	Iowa Tobacco Settlement Authority
800,000	5.60% , 06/1/2034, Call 01/5/2018	804,984
410,000	5.38% , 06/1/2038, Call 01/5/2018	410,922
		9,206,142

	Kansas – 0.0% [6]
500,000	Overland Park Development Corp., AMBAC, 5.13% , 01/1/2032, Call 01/5/2018	500,755

	Kentucky – 0.7%
	Kentucky Economic Development Finance Authority
200,000	5.00% , 06/1/2037, Call 06/1/2027	217,810
2,000,000	5.00% , 01/1/2045, Call 07/1/2025	2,161,420
1,000,000	Kentucky Housing Corp., 5.63% , 05/1/2045, Call 05/1/2025	1,016,910
765,000	Kentucky Municipal Power Agency, NATL, 5.00% , 09/1/2032, Call 09/1/2026	867,992
3,000,000	Louisville & Jefferson County Metropolitan Sewer District, 5.00% , 11/12/2018	3,100,590
1,000,000	Paducah Electric Plant Board, AGM, 5.00% , 10/1/2035, Call 10/1/2026	1,125,930
		8,490,652

	Louisiana – 1.2%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00% , 07/1/2036, Call 07/1/2023	1,277,284
500,000	Jefferson Parish Hospital Service District No. 2, 6.25% , 07/1/2031, Call 07/1/2021	518,715
1,500,000	Jefferson Sales Tax District, AGM, 5.00% , 12/1/2037, Call 12/1/2027	1,741,875
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50% , 11/1/2035, Call 11/1/2020	564,160
1,205,000	5.00% , 10/1/2037, Call 10/1/2027	1,362,686

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Louisiana (Continued)
	Louisiana Public Facilities Authority
$1,000,000	5.00% , 12/15/2021	$1,118,490
1,250,000	0.00% , 10/01/2033	1,096,238
500,000	8.13% , 12/15/2033, Call 12/15/2023	544,840
1,000,000	5.00% , 05/15/2035, Call 05/15/2025	1,129,930
960,000	6.50% , 07/1/2036, Call 07/1/2023 2 3	1,077,302
1,400,000	5.00% , 07/1/2042, Call 07/1/2027	1,581,720
2,000,000	Parish of St. John the Baptist, 5.13% , 06/1/2037, Call 12/18/2017	2,003,220
		14,016,460

	Maine – 0.5%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00% , 07/1/2035, Call 07/1/2027	1,855,958
700,000	5.00% , 07/1/2035, Call 07/1/2027	804,440
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00% , 07/1/2040, Call 07/1/2020	447,535
1,500,000	Maine Municipal Bond Bank, 5.00% , 11/1/2031, Call 11/1/2027	1,806,825
500,000	Town of Rumford, 6.88% , 10/1/2026, Call 01/5/2018[2]	499,970
		5,414,728

	Maryland – 1.5%
	City of Baltimore
2,500,000	5.00% , 07/1/2036, Call 01/1/2027	2,911,875
1,525,000	5.00% , 09/1/2036, Call 09/1/2027	1,721,771
1,000,000	5.00% , 09/1/2042, Call 09/1/2027	1,120,230
	City of Rockville
575,000	5.00% , 11/1/2030, Call 11/1/2024	648,307
795,000	5.00% , 11/1/2031, Call 11/1/2024	893,182
100,000	County of Howard, 4.50% , 02/15/2047, Call 02/15/2026[3]	101,779
1,600,000	Howard County Housing Commission, 5.00% , 06/1/2044, Call 06/1/2024	1,732,704
1,500,000	Maryland Community Development Administration, 1.35% , 01/1/2019, Call 07/1/2018[3]	1,488,345
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00% , 08/15/2038, Call 08/15/2023	3,047,868
1,000,000	5.00% , 07/1/2040, Call 07/1/2025	1,087,920
500,000	5.00% , 07/1/2045, Call 07/1/2025	542,585
2,000,000	Maryland Stadium Authority, 5.00% , 05/1/2046, Call 05/1/2026	2,288,880
		17,585,446

	Massachusetts – 0.5%
	Massachusetts Development Finance Agency
400,000	5.25% , 12/1/2025, Call 12/1/2019	423,808
600,000	5.00% , 07/1/2034, Call 07/1/2027	688,986
500,000	5.75% , 12/1/2042 [1]	528,700
	Massachusetts Educational Financing Authority

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Massachusetts (Continued)
$1,500,000	5.00% , 01/1/2021 [2]	$1,615,845
300,000	5.50% , 01/1/2022, Call 01/1/2020	319,401
380,000	6.00% , 01/1/2028, Call 01/1/2020	401,170
200,000	4.25% , 07/1/2046, Call 07/1/2026 [2]	202,724
1,000,000	Massachusetts Water Resources Authority, 5.00% , 08/1/2040, Call 08/1/2026	1,173,110
		5,353,744

	Michigan – 2.9%
	Grand Rapids Public Schools, AGM
1,170,000	5.00% , 05/1/2022	1,319,491
685,000	5.00% , 05/1/2024	803,067
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00% , 07/1/2035, Call 07/1/2026	1,117,330
275,000	Kentwood Economic Development Corp., 5.63% , 11/15/2041, Call 05/15/2022	295,468
	Michigan Finance Authority
275,000	5.00% , 06/1/2029, Call 06/1/2019	275,000
1,000,000	4.50% , 10/1/2029, Call 10/1/2024	1,033,180
1,165,000	5.00% , 07/1/2031, Call 07/1/2024	1,284,797
1,670,000	5.00% , 12/1/2032, Call 06/1/2022	1,878,834
2,500,000	5.00% , 10/1/2033, Call 10/1/2024	2,773,825
1,000,000	5.00% , 07/1/2034, Call 07/1/2025	1,115,220
500,000	5.00% , 07/1/2035, Call 07/1/2025	556,550
1,450,000	Michigan Finance Authority, NATL, 5.00% , 07/1/2036, Call 07/1/2024	1,599,365
	Michigan State Hospital Finance Authority
250,000	5.63% , 11/15/2029, Call 11/15/2019	269,565
2,000,000	2.40% , 11/15/2047 [1]	2,022,800
	Michigan State Housing Development Authority
10,000,000	0.97% , 12/1/2035, Call 12/5/2017 [1]	10,000,000
980,000	1.94% (LIBOR 3 Month+100 basis points), 04/1/2042, Call 04/1/2021 2 5	981,450
	Michigan Strategic Fund
925,000	8.50% , 12/1/2030, Call 12/1/2023 2 3	1,026,713
2,195,000	4.13% , 07/1/2045, Call 07/1/2018 [1]	2,223,096
	Renaissance Public School Academy
245,000	5.50% , 05/1/2027, Call 05/1/2022	255,929
250,000	6.00% , 05/1/2037, Call 05/1/2022	260,670
500,000	Summit Academy, 6.38% , 11/1/2035, Call 01/5/2018	500,390
1,500,000	Wayne County Airport Authority, 5.00% , 12/1/2037, Call 12/1/2027	1,733,505
		33,326,245

	Minnesota – 0.4%
250,000	City of Deephaven, 5.25% , 07/1/2040, Call 07/1/2025	264,735
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00% , 11/15/2029, Call 11/15/2025	1,214,500

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Minnesota (Continued)
$1,285,000	5.00% , 11/15/2030, Call 11/15/2025	$1,560,633
415,000	5.50% , 09/1/2043, Call 09/1/2020	417,021
145,000	Northern Municipal Power Agency, 5.00% , 01/1/2036, Call 01/1/2027	166,767
500,000	World Learner School of Chaska Charter School No. 4016, 8.00% , 12/1/2043, Call 12/1/2021	563,485
		4,187,141

	Mississippi – 0.2%
500,000	Mississippi Business Finance Corp., 5.00% , 02/1/2036 1 2 3	511,845
1,500,000	Mississippi Development Bank, 5.00% , 08/1/2026	1,796,730
		2,308,575

	Missouri – 0.5%
90,000	Branson Industrial Development Authority, 3.90% , 11/1/2029, Call 11/1/2025	90,301
250,000	Hanley Road Corridor Transportation Development District, 5.88% , 10/1/2036, Call 10/1/2019	260,935
	Hannibal Industrial Development Authority
640,000	5.00% , 10/1/2042, Call 10/1/2027	715,808
445,000	5.00% , 10/1/2047, Call 10/1/2027	495,370
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00% , 06/1/2034, Call 06/1/2020	890,427
1,150,000	6.00% , 02/1/2041, Call 02/1/2021	1,250,993
350,000	4.00% , 11/15/2049, Call 11/15/2027	362,502
1,500,000	Industrial Development Authority of the City of St Louis Missouri, 4.75% , 11/15/2047, Call 11/15/2026	1,539,570
		5,605,906

	Montana – 0.0% [6]
500,000	City of Kalispell, 3.40% , 11/15/2022, Call 11/15/2018	501,710

	Nebraska – 0.8%
	Central Plains Energy Project
1,875,000	5.00% , 09/1/2027, Call 09/1/2022	2,106,506
2,500,000	5.00% , 09/1/2032, Call 09/1/2022	2,761,250
250,000	5.25% , 09/1/2037, Call 09/1/2022	279,603
3,455,000	5.00% , 08/1/2039, Call 12/1/2019 [1]	3,653,593
		8,800,952

	Nevada – 0.5%
240,000	City of Carson City, 5.00% , 09/1/2037, Call 09/1/2027	269,381
1,000,000	City of Sparks, 6.75% , 06/15/2028, Call 06/15/2018[3]	1,014,270
700,000	County of Clark, 5.00% , 07/1/2030, Call 01/1/2020	746,004
1,000,000	Henderson Public Improvement Trust, 5.50% , 01/1/2034, Call 07/1/2024	1,110,310
2,000,000	Las Vegas Valley Water District, 5.00% , 06/1/2039, Call 12/1/2024	2,296,780

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Nevada (Continued)
$595,000	State of Nevada Department of Business & Industry, 5.00% , 12/15/2035, Call 12/15/2025[3]	$616,479
		6,053,224

	New Hampshire – 0.1%
880,000	New Hampshire Health and Education Facilities Authority Act, 5.00% , 07/1/2037, Call 07/1/2027	995,764

	New Jersey – 2.0%
	New Jersey Economic Development Authority
600,000	5.13% , 09/15/2023, Call 08/20/2022 [2]	658,908
1,500,000	5.00% , 03/1/2024, Call 03/1/2023	1,637,595
1,000,000	5.25% , 09/1/2025, Call 03/1/2021	1,077,630
1,000,000	3.13% , 07/1/2029, Call 07/1/2027	970,110
1,000,000	3.38% , 07/1/2030, Call 07/1/2027	969,500
100,000	5.00% , 07/15/2032, Call 07/15/2027	112,326
1,000,000	5.00% , 06/15/2033, Call 06/15/2027	1,096,860
2,250,000	5.00% , 07/1/2033, Call 07/1/2027	2,463,075
280,000	6.00% , 10/1/2034, Call 10/1/2024	289,459
880,000	5.00% , 06/15/2036, Call 12/15/2026	960,775
350,000	6.30% , 10/1/2049, Call 10/1/2024	361,501
1,000,000	New Jersey Educational Facilities Authority, 5.00% , 06/15/2025, Call 06/15/2024	1,104,070
	New Jersey Health Care Facilities Financing Authority
500,000	6.25% , 07/1/2035, Call 07/1/2021	543,150
500,000	5.75% , 07/1/2037, Call 07/1/2018	509,345
2,100,000	5.00% , 07/1/2041, Call 07/1/2026	2,282,889
1,175,000	5.00% , 07/1/2046, Call 07/1/2025	1,313,732
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25% , 06/1/2020, Call 06/1/2019	1,050,700
855,000	4.25% , 12/1/2047, Call 12/1/2026 [2]	867,774
750,000	New Jersey Transportation Trust Fund Authority, 5.00% , 06/15/2044, Call 06/15/2024	805,200
2,000,000	New Jersey Transportation Trust Fund Authority, NATL, 0.00% , 12/15/2030	1,187,620
1,500,000	South Jersey Port Corp., 5.00% , 01/1/2037, Call 01/1/2028[2]	1,619,430
1,000,000	State of New Jersey, 5.25% , 06/15/2026, Call 06/15/2019	1,054,810
		22,936,459

	New Mexico – 0.4%
875,000	County of Bernalillo, AMBAC, 5.45% , 06/1/2034, Call 01/5/2018[2]	875,499
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00% , 10/1/2033, Call 10/1/2023	849,641
1,000,000	New Mexico Municipal Energy Acquisition Authority, 1.58% (LIBOR 1 Month+75 basis points), 11/1/2039, Call 02/1/2019[5]	997,090
1,020,000	Volterra Public Improvement District, 6.75% , 10/1/2033, Call 10/1/2024	1,051,294

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	New Mexico (Continued)
$1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00% , 05/1/2040, Call 05/1/2020[3]	$1,073,905
		4,847,429

	New York – 4.1%
400,000	Brooklyn Arena Local Development Corp., 6.00% , 07/15/2030, Call 01/15/2020	437,308
1,000,000	Build New York City Resource Corp., 5.50% , 09/1/2045, Call 09/1/2025[3]	1,097,280
2,000,000	City of New York, 5.00% , 03/1/2026, Call 03/1/2024	2,326,140
1,000,000	Hempstead Town Local Development Corp., 6.24% , 02/1/2047, Call 02/1/2027	1,005,430
2,500,000	Metropolitan Transportation Authority, AGM, 1.43% (LIBOR 1 Month+57 basis points), 11/1/2032 [5]	2,500,100
650,000	Nassau County Local Economic Assistance Corp., 5.00% , 07/1/2034, Call 07/1/2024	716,839
400,000	New York City Industrial Development Agency, 5.65% , 10/1/2028, Call 01/5/2018[2]	398,820
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00% , 01/1/2031, Call 01/5/2018	1,503,765
1,000,000	New York City Industrial Development Agency, FGIC, 5.00% , 03/1/2046, Call 01/5/2018	1,010,910
	New York City Water & Sewer System
1,500,000	5.00% , 06/15/2032, Call 06/15/2027	1,793,760
5,000,000	5.00% , 06/15/2047, Call 12/15/2022	5,569,900
	New York Counties Tobacco Trust VI
1,000,000	5.63% , 06/1/2035	1,098,280
450,000	5.00% , 06/1/2045, Call 06/1/2026	473,193
	New York Liberty Development Corp.
1,000,000	5.25% , 10/1/2035	1,265,810
2,000,000	5.38% , 11/15/2040, Call 11/15/2024 [3]	2,204,820
1,000,000	5.00% , 11/15/2044, Call 11/15/2024 [3]	1,075,810
1,500,000	7.25% , 11/15/2044, Call 11/15/2024 [3]	1,799,145
	New York State Dormitory Authority
400,000	4.00% , 05/1/2033, Call 05/1/2023	404,132
955,000	5.00% , 02/15/2034, Call 02/15/2019	993,563
45,000	5.00% , 02/15/2034, Call 02/15/2019	46,686
500,000	4.25% , 05/1/2042, Call 05/1/2023	485,185
2,750,000	New York State Housing Finance Agency, 1.05% , 11/1/2049, Call 12/5/2017[1]	2,750,000
1,000,000	New York State Urban Development Corp., 5.25% , 01/1/2021, Call 01/1/2019	1,040,810
	New York Transportation Development Corp.
480,000	5.00% , 08/1/2031, Call 08/1/2021 [2]	511,123
2,500,000	5.25% , 01/1/2050, Call 07/1/2024 [2]	2,774,275

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	New York (Continued)
	Onondaga Civic Development Corp.
$235,000	5.00% , 07/1/2040, Call 07/1/2025	$254,853
500,000	5.00% , 07/1/2045, Call 07/1/2025	539,500
	Port Authority of New York & New Jersey
590,000	5.50% , 12/1/2031, Call 12/1/2020	647,419
4,500,000	5.00% , 10/15/2041, Call 10/15/2025	5,246,100
265,000	6.00% , 12/1/2042, Call 12/1/2020	294,328
1,500,000	Triborough Bridge & Tunnel Authority, 5.00% , 11/15/2045, Call 11/15/2025	1,708,425
	TSASC, Inc.
970,000	5.00% , 06/1/2045, Call 06/1/2027	996,559
950,000	5.00% , 06/1/2048, Call 06/1/2027	966,520
750,000	Westchester County Local Development Corp., 5.50% , 05/1/2042, Call 05/1/2024	845,040
		46,781,828

	North Carolina – 0.3%
1,000,000	County of New Hanover, AGM, 5.00% , 10/1/2027, Call 10/1/2019	1,061,260
2,000,000	North Carolina Medical Care Commission, 5.00% , 12/1/2033, Call 12/1/2022	2,253,940
		3,315,200

	North Dakota – 0.1%
1,000,000	County of Burleigh, 4.38% , 04/15/2026	1,013,130

	Ohio – 1.6%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88% , 06/1/2030, Call 12/21/2017	1,904,580
1,000,000	Butler County Port Authority, 6.00% , 12/1/2043, Call 12/1/2022	989,610
830,000	City of Akron, 5.00% , 12/1/2026	940,266
400,000	City of Cleveland Airport System Revenue, 5.00% , 01/1/2031, Call 01/1/2022	436,720
4,000,000	Cleveland-Cuyahoga County Port Authority, 0.99% , 01/1/2037, Call 12/5/2017[1]	4,000,000
500,000	County of Allen, 5.00% , 06/1/2038, Call 06/1/2020	531,175
1,000,000	County of Butler, 5.75% , 11/1/2040, Call 11/1/2020	1,115,040
500,000	County of Tuscarawas, 6.00% , 03/1/2045, Call 03/1/2025	514,115
	Ohio Air Quality Development Authority
500,000	5.63% , 06/1/2018	497,560
1,000,000	3.75% , 12/1/2023 [1]	474,370
350,000	4.25% , 01/15/2038, Call 01/15/2028 2 3	358,939
2,700,000	Ohio Housing Finance Agency, 1.35% , 03/1/2019 [1]	2,698,002
	Ohio Water Development Authority
1,000,000	4.00% , 12/1/2033 [1]	473,340
1,500,000	5.00% , 12/1/2034, Call 12/1/2026	1,785,660
1,000,000	Southeastern Ohio Port Authority, 5.75% , 12/1/2032, Call 12/1/2022	1,095,990

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Ohio (Continued)
$1,000,000	State of Ohio, 5.60% , 08/1/2032, Call 01/5/20181 2	$1,001,560
		18,816,927

	Oklahoma – 0.3%
940,000	Coweta Public Works Authority, 4.00% , 08/1/2027, Call 08/1/2026	1,008,216
1,000,000	Garfield County Educational Facilities Authority, 5.00% , 09/1/2031, Call 09/1/2026	1,160,250
1,175,000	Oklahoma County Finance Authority, 4.50% , 09/1/2024	1,322,251
		3,490,717

	Oregon – 0.2%
	Oregon State Facilities Authority
1,000,000	5.00% , 04/1/2045, Call 04/1/2025	1,120,830
765,000	5.00% , 10/1/2046, Call 10/1/2026	845,929
		1,966,759

	Pennsylvania – 2.9%
305,000	Allegheny County Higher Education Building Authority, 5.00% , 10/15/2037, Call 10/15/2027	343,415
1,000,000	Allegheny County Hospital Development Authority, 5.50% , 08/15/2034, Call 08/15/2019	1,063,250
	Allegheny County Industrial Development Authority
130,000	6.75% , 11/1/2024, Call 11/1/2019	134,251
95,000	6.00% , 07/15/2038, Call 07/15/2023	100,355
1,000,000	Allentown City School District, AGM SAW, 4.00% , 02/15/2021	1,060,660
1,275,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00% , 05/1/2042, Call 05/1/2027[3]	1,365,844
	Berks County Industrial Development Authority
450,000	5.00% , 05/15/2032, Call 05/15/2027	508,532
1,000,000	5.00% , 11/1/2036, Call 11/1/2027	1,135,410
	Chester County Industrial Development Authority
100,000	5.00% , 10/1/2034, Call 10/1/2024	107,898
280,000	5.38% , 10/15/2042, Call 10/15/2022	296,811
1,000,000	City of Scranton, 5.00% , 11/15/2026, Call 05/15/2024	1,073,940
1,125,000	Coatesville School District, AGM SAW, 5.00% , 08/1/2022	1,250,528
500,000	Delaware County Industrial Development Authority, 4.38% , 06/1/2026 [3]	507,620
315,000	Delaware Valley Regional Finance Authority, 5.75% , 07/1/2032	398,264
265,000	East Hempfield Township Industrial Development Authority, 5.00% , 12/1/2039, Call 12/1/2025	295,631
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.00% , 07/1/2033, Call 07/1/2027	1,105,680
1,000,000	5.63% , 07/1/2036, Call 07/1/2022	1,105,560
2,000,000	Manheim Township School District, 1.27% (LIBOR 1 Month+42 basis points), 11/1/2021 [5]	1,972,680

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$290,000	Montgomery County Industrial Development Authority, FHA, 5.00% , 08/1/2024, Call 08/1/2020	$315,398
1,500,000	Moon Area School District, SAW, 5.00% , 11/15/2028, Call 11/15/2024	1,748,175
	Pennsylvania Economic Development Financing Authority
400,000	6.25% , 10/15/2023, Call 10/15/2019	428,648
250,000	6.40% , 12/1/2038, Call 09/1/2025	256,090
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00% , 08/15/2027	1,206,900
600,000	5.80% , 07/1/2030, Call 07/1/2020	662,190
	Pennsylvania Turnpike Commission
1,000,000	5.00% , 12/1/2033, Call 12/1/2024	1,152,530
2,000,000	5.00% , 12/1/2036, Call 12/1/2027	2,285,560
500,000	5.00% , 12/1/2041, Call 06/1/2026	569,250
1,000,000	5.00% , 12/1/2047, Call 12/1/2027	1,145,530
	Philadelphia Authority for Industrial Development
795,000	5.00% , 05/1/2027, Call 05/1/2026	941,550
500,000	8.00% , 01/1/2033, Call 01/1/2023	565,520
500,000	6.88% , 06/15/2033, Call 06/15/2023	557,560
180,000	5.00% , 07/1/2037, Call 07/1/2027	192,276
1,000,000	6.60% , 11/1/2047, Call 11/1/2027	996,040
440,000	Quakertown General Authority, 4.00% , 07/1/2022	441,157
1,000,000	School District of Philadelphia, SAW, 5.00% , 09/1/2038, Call 09/1/2026	1,092,380
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00% , 06/1/2029, Call 06/1/2027	2,397,720
525,000	Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.00% , 12/15/2036, Call 12/15/2027	602,616
	Susquehanna Area Regional Airport Authority
275,000	5.00% , 01/1/2035, Call 01/1/2028 [2]	308,767
1,625,000	6.50% , 01/1/2038, Call 01/1/2018 [2]	1,630,996
500,000	Upper Merion Area School District, SAW, 5.00% , 01/15/2034, Call 01/15/2026	583,675
		33,906,857

	Rhode Island – 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00% , 07/1/2046, Call 07/1/2026	1,712,078
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00% , 09/1/2033, Call 09/1/2023	1,221,380
1,000,000	8.38% , 01/1/2046, Call 01/1/2021	1,199,800
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25% , 05/15/2030, Call 05/15/2019	533,795
		4,667,053

	South Carolina – 0.4%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25% , 08/1/2034, Call 08/1/2021	1,139,810

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	South Carolina (Continued)
	South Carolina Public Service Authority
$1,500,000	5.00% , 12/1/2028, Call 12/1/2026	$1,756,815
730,000	5.00% , 12/1/2055, Call 06/1/2025	806,672
1,015,000	5.25% , 12/1/2055, Call 12/1/2025	1,149,234
		4,852,531

	South Dakota – 0.2%
	South Dakota Health & Educational Facilities Authority
555,000	5.00% , 09/1/2040, Call 09/1/2027	632,633
1,235,000	5.00% , 11/1/2045, Call 11/1/2025	1,387,572
		2,020,205

	Tennessee – 0.8%
1,000,000	Bristol Industrial Development Board, 0.00% , 12/1/2031 [3]	451,830
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00% , 10/1/2034, Call 10/1/2024	548,340
1,220,000	5.00% , 10/1/2044, Call 10/1/2024	1,322,456
	Johnson City Health & Educational Facilities Board
500,000	6.50% , 07/1/2038, Call 07/1/2020	546,290
2,000,000	5.00% , 08/15/2042, Call 08/15/2022	2,130,580
	Knox County Health Educational & Housing Facility Board
365,000	5.25% , 05/1/2025, Call 11/1/2024 [3]	360,098
45,000	6.00% , 05/1/2034, Call 11/1/2024 [3]	42,548
1,500,000	Nashville & Davidson County Health & Educational Facilities Board, 1.55% , 11/15/2030 [1]	1,484,760
	Tennessee Energy Acquisition Corp.
1,000,000	5.63% , 09/1/2026	1,176,920
1,000,000	4.00% , 05/1/2048, Call 02/1/2023 [1]	1,090,230
		9,154,052

	Texas – 3.8%
285,000	Anson Education Facilities Corp., 5.00% , 08/15/2045, Call 08/15/2026	299,330
	Austin Convention Enterprises, Inc.
500,000	5.00% , 01/1/2033, Call 01/1/2027	573,785
320,000	5.00% , 01/1/2034, Call 01/1/2027	364,509
500,000	Central Texas Regional Mobility Authority, 6.75% , 01/1/2041, Call 01/1/2021	576,470
1,000,000	City of El Paso, 5.00% , 08/15/2036, Call 08/15/2026	1,158,700
1,500,000	City of Fort Worth, 5.00% , 03/1/2027, Call 03/1/2026	1,797,450
	City of Hackberry
100,000	4.50% , 09/1/2037, Call 09/1/2027	99,347
250,000	4.50% , 09/1/2038, Call 09/1/2027	261,427
500,000	City of Houston, 5.25% , 09/1/2028, Call 09/1/2021	553,140
	City of Houston Airport
250,000	5.50% , 07/1/2034, Call 07/1/2018	256,168

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Texas (Continued)
$750,000	5.00% , 07/15/2035, Call 07/15/2025 [2]	$810,022
150,000	City of Leander, 5.00% , 09/1/2047, Call 09/1/2026[3]	148,385
	Clifton Higher Education Finance Corp.
500,000	5.00% , 08/15/2042, Call 08/15/2022	527,985
100,000	4.40% , 12/1/2047, Call 12/1/2022	100,937
1,500,000	4.60% , 12/1/2049, Call 12/1/2024	1,536,015
1,000,000	Danbury Higher Education Authority, Inc., 6.50% , 08/15/2043, Call 08/15/2023	1,120,220
345,000	Decatur Hospital Authority, 6.63% , 09/1/2031, Call 09/1/2023	401,397
1,065,000	El Paso Downtown Development Corp., 5.00% , 08/15/2026	1,233,132
1,000,000	Harris County Industrial Development Corp., 4.70% , 05/1/2018	1,012,300
475,000	Jefferson County Industrial Development Corp., 8.25% , 07/1/2032, Call 07/1/2022	490,200
	New Hope Cultural Education Facilities Corp.
600,000	4.75% , 04/1/2034, Call 04/1/2024	633,822
1,000,000	5.00% , 04/1/2039, Call 04/1/2024	1,059,930
2,505,000	5.00% , 07/1/2047, Call 07/1/2025	2,207,155
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00% , 04/1/2046, Call 04/1/2024	1,623,060
830,000	Newark Higher Education Finance Corp., 5.00% , 06/15/2037, Call 06/15/2022	836,341
	North Texas Tollway Authority
405,000	6.00% , 01/1/2028, Call 01/1/2019	423,869
95,000	6.00% , 01/1/2028, Call 01/1/2019	99,562
955,000	Northside Independent School District, PSF, 1.75% , 06/1/2032, Call 12/26/2017[1]	941,668
1,000,000	Red River Health Facilities Development Corp., 7.25% , 12/15/2047, Call 12/1/2021[4]	580,000
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.25% , 08/1/2018	1,025,590
1,000,000	5.50% , 08/1/2021	1,125,860
290,000	5.50% , 08/1/2027	353,928
1,000,000	San Antonio Water System, 2.00% , 05/1/2043 [1]	995,890
2,000,000	State of Texas, 5.00% , 10/1/2026, Call 10/1/2025	2,408,460
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20% , 09/1/2025, Call 09/1/2023	1,093,200
2,000,000	5.00% , 11/15/2038, Call 05/15/2023	2,211,740
2,100,000	Texas City Industrial Development Corp., 4.13% , 12/1/2045, Call 02/4/2025	2,101,848
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25% , 12/15/2025	651,309
170,000	6.25% , 12/15/2026	206,958
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00% , 12/15/2028, Call 12/15/2022	558,240

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Texas (Continued)
$500,000	5.00% , 12/15/2031, Call 12/15/2022	$555,740
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50% , 06/30/2032, Call 06/30/2020	1,140,450
1,345,000	7.00% , 06/30/2040, Call 06/30/2020	1,513,488
2,760,000	Texas Water Development Board, 4.00% , 10/15/2032, Call 10/15/2027	3,023,718
1,000,000	Town of Little Elm, 7.15% , 09/1/2027, Call 03/1/2018	1,020,630
	Town of Westlake
450,000	5.50% , 09/1/2025	453,937
200,000	6.13% , 09/1/2035, Call 09/1/2025	201,878
1,200,000	Uptown Development Authority, 5.00% , 09/1/2036, Call 09/1/2026	1,348,908
		43,718,098

	Utah – 0.2%
1,200,000	Salt Lake City Corp. Airport Revenue, 5.00% , 07/1/2026 [2]	1,442,544
	Utah Charter School Finance Authority
380,000	3.63% , 06/15/2021 [3]	379,935
500,000	5.25% , 06/15/2037, Call 06/15/2027 [3]	505,370
		2,327,849

	Vermont – 0.2%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25% , 01/1/2041, Call 01/1/2021	568,195
1,400,000	Vermont Student Assistance Corp., 5.00% , 06/15/2022 [2]	1,544,606
		2,112,801

	Virgin Islands – 0.0% [6]
	Virgin Islands Public Finance Authority
265,000	6.75% , 10/1/2019	192,952
500,000	5.00% , 10/1/2039, Call 10/1/2024	223,750
115,000	Virgin Islands Public Finance Authority, NATL, 4.25% , 10/1/2029, Call 01/5/2018	113,244
		529,946

	Virginia – 1.2%
715,000	Celebrate North Community Development Authority, 4.69% , 03/1/2018, Call 12/21/20174*	493,350
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00% , 07/1/2046, Call 07/1/2026	1,123,660
400,000	Chesterfield County Economic Development Authority, 5.00% , 05/1/2023, Call 05/1/2019	419,376
1,470,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15% , 04/15/2025, Call 04/15/2020[2]	1,518,539
965,000	Lower Magnolia Green Community Development Authority, 5.00% , 03/1/2045, Call 03/1/2025[3]	980,160
	Roanoke Economic Development Authority, AGM
245,000	5.00% , 07/1/2038, Call 07/1/2020	259,499

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Virginia (Continued)
$5,000	5.00% , 07/1/2038, Call 07/1/2020 [1]	$5,425
1,000,000	Virginia College Building Authority, 5.00% , 07/1/2045, Call 07/1/2025[3]	1,068,780
2,500,000	Virginia Commonwealth Transportation Board, 4.00% , 05/15/2031, Call 05/15/2026	2,734,100
	Virginia Small Business Financing Authority
80,000	6.00% , 01/1/2037, Call 07/1/2022 [2]	90,846
130,000	5.50% , 01/1/2042, Call 07/1/2022 [2]	144,499
4,215,000	5.00% , 12/31/2049, Call 06/30/2027 [2]	4,736,353
		13,574,587

	Washington – 1.8%
	King County Public Hospital District No. 4
705,000	5.00% , 12/1/2038, Call 12/1/2025	692,409
1,000,000	7.00% , 12/1/2040, Call 12/1/2021	1,038,970
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00% , 12/1/2030, Call 06/1/2026	2,390,845
1,560,000	4.00% , 12/1/2031, Call 06/1/2026	1,696,921
350,000	Ocean Shores Local Improvement District, 7.25% , 02/1/2031	426,919
1,500,000	Seattle Housing Authority, 1.25% , 04/1/2019, Call 04/1/2018	1,487,025
	State of Washington
2,000,000	5.00% , 08/1/2037, Call 08/1/2023	2,278,080
1,000,000	5.00% , 06/1/2040, Call 06/1/2026	1,162,780
315,000	Tacoma Consolidated Local Improvement Districts, 5.75% , 04/1/2043, Call 12/21/2017	315,287
	Washington Health Care Facilities Authority
1,000,000	2.37% (SIFMA Municipal Swap Index Yield+140 basis points), 01/1/2035, Call 07/1/2024 [5]	998,150
1,500,000	5.00% , 08/15/2036, Call 08/15/2027	1,680,975
1,500,000	6.38% , 10/1/2036, Call 10/1/2018	1,559,265
1,820,000	5.00% , 03/1/2038, Call 03/1/2025	2,025,533
2,500,000	2.00% (LIBOR 1 Month+110 basis points), 01/1/2042, Call 01/1/2022 [5]	2,489,000
		20,242,159

	West Virginia – 0.3%
	Monongalia County Commission Special District
2,000,000	5.50% , 06/1/2037, Call 06/1/2027 [3]	2,069,800
1,000,000	5.75% , 06/1/2043, Call 06/1/2027 [3]	1,041,540
		3,111,340

	Wisconsin – 1.0%
	Public Finance Authority
1,235,000	5.00% , 07/1/2022 [2]	1,334,133
1,000,000	4.00% , 07/1/2027, Call 07/1/2024	1,030,900
500,000	5.75% , 02/1/2035, Call 02/1/2025	497,800
35,000	5.00% , 06/15/2037, Call 06/15/2024 [3]	34,613

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Wisconsin (Continued)
$535,000	5.00% , 07/1/2037, Call 07/1/2024	$566,281
1,000,000	6.50% , 12/1/2037, Call 12/1/2027 [3]	1,146,510
500,000	5.75% , 04/1/2042, Call 04/1/2022	542,495
580,000	5.25% , 05/15/2042, Call 05/15/2025 [3]	631,388
1,000,000	5.00% , 07/1/2042, Call 07/1/2022 [2]	1,063,750
165,000	6.00% , 07/15/2042, Call 07/15/2022	178,048
450,000	5.50% , 03/1/2045, Call 03/1/2025 [3]	468,761
1,000,000	5.63% , 07/1/2045, Call 07/1/2025 [3]	1,020,890
1,000,000	7.00% , 12/1/2050, Call 12/1/2027 [3]	1,169,530
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00% , 04/1/2038, Call 04/1/2023	1,549,912
400,000	Wisconsin Health & Educational Facilities Authority, 5.50% , 08/15/2030, Call 08/15/2020	440,228
345,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50% , 02/15/2019	353,994
		12,029,233

	Wyoming – 0.1%
500,000	County of Campbell, 5.75% , 07/15/2039, Call 07/15/2019	528,635
220,000	County of Sweetwater, 5.25% , 07/15/2026, Call 08/21/2019	233,055
		761,690
	Total Municipal Bonds (Cost $681,075,224)	698,589,931

Number of Shares		Value

	closed-End Mutual Funds – 0.8%
	United States – 0.8%
8,184	BlackRock Long-Term Municipal Advantage Trust	97,144
53,753	BlackRock MuniVest Fund, Inc.	523,554
31,817	BlackRock MuniYield Quality Fund, Inc.	495,391
87,593	Deutsche Municipal Income Trust	1,031,846
72,299	Dreyfus Municipal Income, Inc.	639,846
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,070,420
30,359	Dreyfus Strategic Municipals, Inc.	265,641
23,539	DTF Tax-Free Income, Inc.	330,723
17,462	Invesco Advantage Municipal Income Trust II	197,321
17,008	Invesco Municipal Opportunity Trust	208,518
23,118	Invesco Municipal Trust	283,195
11,819	Invesco Trust for Investment Grade Municipals	155,302
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	127,809
37,184	Pioneer Municipal High Income Advantage Trust	423,526
123,034	Pioneer Municipal High Income Trust	1,449,340
108,960	Western Asset Managed Municipals Fund, Inc.	1,536,336

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	closed-End Mutual Funds (Continued)
	United States (Continued)
8,866	Western Asset Municipal Partners Fund, Inc.	$134,231
		8,970,143

	Total Closed-End Mutual Funds (Cost $9,138,880)	8,970,143

	Open-End Mutual Funds – 19.9%
	United States – 19.9%
12,207,632	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	171,395,148
5,269,903	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	57,283,846
		228,678,994

	Total Open-End Mutual Funds (Cost $229,693,295)	228,678,994

	Limited Partnerships – 12.0%
	United States – 12.0%
	Mackay Municipal Credit Opportunities Fund, LP *	28,202,117
	Mackay Municipal Opportunities Fund, LP *	110,451,069
		138,653,186

	Total Limited Partnerships (Cost $134,000,000)	138,653,186

	Short-Term Investment – 6.5%
74,845,256	BlackRock MuniCash - Institutional Shares, 0.78% [7]	74,867,709

	Total Short-Term Investment (Cost $74,866,524)	74,867,709

	Total Investments – 99.8% (Cost $1,128,773,923)	1,149,759,963
	Other assets less liabilities – 0.2%	2,063,659

	Total Net Assets – 100.0%	$1,151,823,622

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	144A restricted security.
[4]	Security is in default.
[5]	Floating rate security.
[6]	Round to less than 0.05%.
[7]	The rate is the annualized seven-day yield at period end.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

BAM – Build America Mutual Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG – Obligation

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

SIFMA – Securities Industry and Financial Markets Association

ST RES FD GTY – State Resource Fund Guaranty

XLCA – XL Capital Assurance

See accompanying Notes to Schedules of Investments.

Aspiriant Defensive Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Open-End Mutual Funds – 92.6%
	Alternative Diversifiers – 21.5%
2,679,646	Arbitrage Fund (The) - Institutional Class	$36,121,631
1,839,103	Gateway Fund - Y Class	61,370,873
1,357,324	GMO SGM Major Markets Fund - Class VI	44,655,946
2,272,377	Merger Fund (The) - Institutional Class	35,971,726
2,935,068	Vanguard Market Neutral Fund - Institutional Class	34,398,999
		212,519,175
	Core Diversifiers – 71.1%
2,950,539	FPA Crescent Fund	103,740,954
13,109,609	GMO Benchmark-Free Allocation Fund - Class IV1	362,873,986
12,408,086	JPMorgan Global Allocation Fund - I Class	235,257,313
		701,872,253
	Total Open-End Mutual Funds (Cost $863,397,344)	914,391,428

	Exchange-Traded Fund – 3.0%
	Core diversifier – 3.0%
646,520	iShares Core Growth Allocation ETF	29,636,477

	Total Exchange-Traded Fund (Cost $27,191,764)	29,636,477

	Short-Term Investment – 4.4%
42,865,543	JPMorgan Prime Money Market Fund - Institutional Shares, 1.19%[2]	42,874,116

	Total Short-Term Investment (Cost $42,874,116)	42,874,116

	Total Investments – 100.0% (Cost $933,463,224)	986,902,021
	Other assets less liabilities – 0.0%[3]	256,217

	Total Net Assets – 100.0%	$987,158,238

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Rounds to less than 0.05%.

ETF – Exchange-Traded Fund

See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

November 30, 2017 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Equity Allocation Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

In May 2015, the FASB issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private funds valued at net asset value are no longer included in the fair value hierarchy. The Trust elected to adopt and apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Limited Partnerships with a fair value of $138,653,186 are excluded from the fair value hierarchy as of November 30, 2017.

The Trust measures the fair value of its investments that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Equity Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$1,369,909	$-	$1,369,909
Austria	-	1,826,266	-	1,826,266
Belgium	-	2,914,090	-	2,914,090
Bermuda	14,292,236	2,779,849	-	17,072,085
Brazil	503,814	-	-	503,814
Canada	18,006,883	-	-	18,006,883
Cayman Islands	-	838,003	-	838,003
Chile	2,777,596	-	-	2,777,596
China	1,049,010	4,000,263	-	5,049,273
Colombia	866,756	-	-	866,756
Curacao	137,927	-	-	137,927
Denmark	1,321,895	3,917,852	-	5,239,747
Finland	-	1,126,713	-	1,126,713
France	1,826,199	2,917,626	-	4,743,825
Germany	663,382	4,975,321	-	5,638,703
Guernsey	7,099,961	38,233	-	7,138,194
Hong Kong	7,882,062	8,839,615	-	16,721,677
India	929,802	-	-	929,802
Indonesia	1,080,092	-	-	1,080,092
Ireland	348,268	691,645	-	1,039,913
Isle of Man	-	12,010	-	12,010
Israel	3,207,287	1,853,116	-	5,060,403
Italy	117,183	2,399,660	-	2,516,843
Japan	8,359,321	22,321,221	-	30,680,542
Jersey	1,241,605	-	-	1,241,605
Luxembourg	46,199	2,149,583	-	2,195,782
Netherlands	790,896	623,337	-	1,414,233
New Zealand	-	2,391,515	-	2,391,515
Norway	-	2,070,498	-	2,070,498
Panama	792,275	-	-	792,275
Peru	97,762	-	-	97,762
Portugal	-	694,161	-	694,161
Singapore	548,844	1,368,908	-	1,917,752
South Korea	2,925,777	-	-	2,925,777
Spain	-	1,005,386	-	1,005,386
Sweden	-	2,127,122	-	2,127,122
Switzerland	14,694,203	7,074,593	-	21,768,796
Taiwan	11,145,805	-	-	11,145,805
Thailand	239,292	-	-	239,292
United Kingdom	8,133,274	5,014,804	-	13,148,078
United States	246,248,037	2,935	-	246,250,972
Virgin Islands (British)	9,760	-	-	9,760
Exchange-Traded Funds	243,322,765	-	-	243,322,765
Closed-End Mutual Fund	-	30,045		30,045
Open-End Mutual Fund	299,929,109	-	-	299,929,109
Preferred Stock
Germany	-	466,201	-	466,201
Right
Portugal	-	3,734	-	3,734
Short-Term Investments	13,337,971	117,924,436	-	131,262,407
Total Investments	$913,973,248	$205,768,650	$-	$1,119,741,898

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$698,589,931	$-	$-	$698,589,931
Closed-End Mutual Funds	8,970,143	-	-	-	8,970,143
Open-End Mutual Funds	228,678,994	-	-	-	228,678,994
Limited Partnerships	-	-	-	138,653,186	138,653,186
Short-Term Investment	74,867,709	-	-	-	74,867,709
Total Investments	$312,516,846	$698,589,931	$-	$138,653,186	$1,149,759,963

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of November 30, 2017:

Investment Category	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Limited Partnership - Fixed Income Relative-Value (a)	$138,653	N/A	Indefinite	Quarterly	65	25% investor level gate, if redemptions exceed 25% of total fund's assets
	$138,653	N/A

(a)	This Category includes closed-end funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of November 30, 2017:

Limited Partnership	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	9.60%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Quarterly	25% investor level gate, if redemptions exceed 25% of total fund's assets

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total

Alternative Diversifiers	$176,547,449	$35,971,726	$-	$212,519,175
Core Diversifiers	701,872,253	-	-	701,872,253
Exchange-Traded Fund	29,636,477	-	-	29,636,477
Short-Term Investment	42,874,116	-	-	42,874,116
Total Investments	$950,930,295	$35,971,726	$-	$986,902,021

As of November 30, 2017, the Funds did not hold any Level 3 securities.

3.	FEDERAL INCOME TAXES

At November 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$966,905,763	$1,131,864,596	$933,463,224

Gross unrealized appreciation	$156,231,420	$28,388,641	$57,777,278
Gross unrealized depreciation	(3,395,285)	(10,493,274)	(4,338,481)

Net unrealized appreciation on investments	$152,836,135	$17,895,367	$53,438,797

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	1/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	1/25/18

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	1/25/18